Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
12/31/20 (Unaudited)

COMMON STOCKS (48.6%)(a)
	Shares	Value
Basic materials (2.0%)
Akzo Nobel NV (Netherlands)	4,798	$515,398
Albemarle Corp.	8,382	1,236,513
Anglo American PLC (United Kingdom)	35,078	1,168,354
AptarGroup, Inc.	3,000	410,670
Ashland Global Holdings, Inc.	3,400	269,280
Axalta Coating Systems, Ltd.(NON)	13,200	376,860
BHP Billiton, Ltd. (Australia)	29,424	958,601
BHP Group PLC (United Kingdom)	12,503	329,502
Brenntag AG (Germany)	6,435	497,998
Celanese Corp.	2,200	285,868
Chemours Co. (The)	8,500	210,715
Compagnie De Saint-Gobain (France)(NON)	21,828	1,000,881
Covestro AG (Germany)	8,818	543,918
CRH PLC (Ireland)	47,971	2,027,847
Dow, Inc.	23,807	1,321,289
DuPont de Nemours, Inc.(S)	11,996	853,036
Eastman Chemical Co.	7,200	722,016
Eiffage SA (France)(NON)	2,393	231,316
Fortescue Metals Group, Ltd. (Australia)	25,587	462,622
Fortune Brands Home & Security, Inc.	8,121	696,132
Freeport-McMoRan, Inc. (Indonesia)	77,227	2,009,447
ICL Group, Ltd. (Israel)	27,029	137,956
Koninklijke DSM NV (Netherlands)	3,318	571,578
LafargeHolcim, Ltd. (Switzerland)	8,413	461,682
Linde PLC	1,280	332,421
NewMarket Corp.	300	119,487
Nitto Denko Corp. (Japan)	2,900	260,400
PPG Industries, Inc.	2,500	360,550
Reliance Steel & Aluminum Co.	2,600	311,350
Rio Tinto PLC (United Kingdom)	10,008	748,838
Sherwin-Williams Co. (The)	1,866	1,371,342
Shin-Etsu Chemical Co., Ltd. (Japan)	2,400	420,153
SIG Combibloc Group AG (Switzerland)	19,417	449,682

		21,673,702
Capital goods (3.1%)
ABB, Ltd. (Switzerland)	19,666	550,084
ACS Actividades de Construccion y Servicios SA (Spain)	3,730	123,839
AGCO Corp.	1,600	164,944
Airbus SE (France)(NON)	670	73,599
Allison Transmission Holdings, Inc.	8,800	379,544
Atlas Copco AB Class A (Sweden)	5,005	255,959
Avery Dennison Corp.	5,200	806,572
Berry Global Group, Inc.(NON)	8,400	471,996
Boeing Co. (The)	2,944	630,193
CNH Industrial NV (United Kingdom)(NON)	10,097	127,948
Crown Holdings, Inc.(NON)	4,700	470,940
Cummins, Inc.	8,000	1,816,800
Daikin Industries, Ltd. (Japan)	2,600	579,064
Deere & Co.	4,900	1,318,345
Dover Corp.	4,700	593,375
Eaton Corp. PLC	7,908	950,067
Faurecia SA (France)(NON)	4,718	241,874
Gentex Corp.	9,800	332,514
Hitachi, Ltd. (Japan)	12,400	489,297
Honeywell International, Inc.	17,711	3,767,130
Johnson Controls International PLC	47,180	2,198,116
KION Group AG (Germany)	5,627	489,219
Koito Manufacturing Co., Ltd. (Japan)	3,500	238,047
Legrand SA (France)	6,221	555,244
Lockheed Martin Corp.	10,700	3,798,286
Northrop Grumman Corp.	11,213	3,416,826
Obayashi Corp. (Japan)	15,100	130,808
Otis Worldwide Corp.	22,648	1,529,872
Quanta Services, Inc.	11,800	849,836
Raytheon Technologies Corp.	12,931	924,696
Republic Services, Inc.	5,400	520,020
Sandvik AB (Sweden)(NON)	27,723	677,668
Schneider Electric SA (France)	5,051	730,604
Silgan Holdings, Inc.	5,200	192,816
Stanley Electric Co., Ltd. (Japan)	4,700	151,670
Teledyne Technologies, Inc.(NON)	1,300	509,574
Tervita Corp. (Canada)(NON)	59	134
TransDigm Group, Inc.	1,213	750,665
Waste Connections, Inc.	6,084	624,036
Waste Management, Inc.	8,300	978,819

		33,411,040
Communication services (2.2%)
American Tower Corp.(R)	8,710	1,955,047
AT&T, Inc.	36,800	1,058,368
BT Group PLC (United Kingdom)	68,177	123,404
Charter Communications, Inc. Class A(NON)	6,702	4,433,708
Comcast Corp. Class A	75,480	3,955,152
Crown Castle International Corp.(R)	8,700	1,384,953
Deutsche Telekom AG (Germany)	40,820	745,971
Equinix, Inc.(R)	1,700	1,214,106
Hikari Tsushin, Inc. (Japan)	300	70,148
KDDI Corp. (Japan)	19,000	564,251
Koninklijke KPN NV (Netherlands)	108,696	329,543
Liberty Global PLC Class C (United Kingdom)(NON)	22,807	539,386
Nippon Telegraph & Telephone Corp. (Japan)	13,600	348,721
SBA Communications Corp.(R)	2,176	613,915
T-Mobile US, Inc.(NON)	13,261	1,788,245
Verizon Communications, Inc.	88,632	5,207,130

		24,332,048
Communications equipment (0.5%)
Cisco Systems, Inc.	114,967	5,144,773

		5,144,773
Computers (3.5%)
Apple, Inc.	215,135	28,546,200
BigCommerce Holdings, Inc. Ser. 1(NON)(S)	12,800	821,120
Check Point Software Technologies, Ltd. (Israel)(NON)	700	93,037
Dynatrace, Inc.(NON)	19,928	862,285
Fortinet, Inc.(NON)	11,500	1,708,095
Fujitsu, Ltd. (Japan)	1,800	260,574
Logitech International SA (Switzerland)	3,125	303,090
ServiceNow, Inc.(NON)	6,238	3,433,582
Software AG (Germany)	5,089	207,329
Synopsys, Inc.(NON)	6,000	1,555,440

		37,790,752
Conglomerates (0.3%)
AMETEK, Inc.	6,800	822,392
Danaher Corp.	9,793	2,175,417
General Electric Co.	17,774	191,959

		3,189,768
Consumer cyclicals (7.3%)
Adecco Group AG (Switzerland)	4,933	330,770
adidas AG (Germany)(NON)	1,700	618,852
Amazon.com, Inc.(NON)	6,176	20,114,800
Aramark	20,909	804,578
Avalara, Inc.(NON)	5,766	950,756
Berkeley Group Holdings PLC (The) (United Kingdom)	2,596	168,509
Best Buy Co., Inc.	17,100	1,706,409
BJ's Wholesale Club Holdings, Inc.(NON)(S)	29,167	1,087,346
Booking Holdings, Inc.(NON)	272	605,817
Booz Allen Hamilton Holding Corp.	9,200	802,056
Brambles, Ltd. (Australia)	33,882	277,588
Brunswick Corp.	6,600	503,184
Casey's General Stores, Inc.	2,100	375,102
Cintas Corp.	900	318,114
CK Hutchison Holdings, Ltd. (Hong Kong)	27,500	192,039
Clear Channel Outdoor Holdings, Inc.(NON)	1,356	2,237
Compagnie Generale des Etablissements Michelin SCA (France)	1,203	154,392
Compass Group PLC (United Kingdom)	23,075	430,589
CoStar Group, Inc.(NON)	1,665	1,538,926
Daito Trust Construction Co., Ltd. (Japan)	1,500	140,293
Daiwa House Industry Co., Ltd. (Japan)	12,800	382,076
Discovery, Inc. Class A(NON)(S)	10,800	324,972
DraftKings, Inc. Class A(NON)	13,866	645,601
Ferrari NV (Italy)	249	57,579
Fiat Chrysler Automobiles NV (Italy)(NON)	37,177	664,797
Flutter Entertainment PLC (Ireland)	2,978	616,564
Ford Motor Co.	116,600	1,024,914
Galaxy Entertainment Group, Ltd. (Hong Kong)	17,000	132,228
General Motors Co.	38,686	1,610,885
Genting Bhd (Singapore)	161,600	103,765
Hermes International (France)	619	665,645
Hilton Worldwide Holdings, Inc.	20,123	2,238,885
Home Depot, Inc. (The)	7,444	1,977,275
iHeartMedia, Inc. Class A(NON)	577	7,489
Industria de Diseno Textil SA (Inditex) (Spain)	18,317	583,249
Kering SA (France)	495	359,864
Kingfisher PLC (United Kingdom)(NON)	121,078	448,032
Knorr-Bremse AG (Germany)	3,174	432,381
Lennar Corp. Class A	12,300	937,629
Live Nation Entertainment, Inc.(NON)	4,990	366,665
Lowe's Cos., Inc.	10,900	1,749,559
lululemon athletica, Inc. (Canada)(NON)	3,076	1,070,540
Mastercard, Inc. Class A	7,739	2,762,359
Moncler SpA (Italy)(NON)	6,941	424,555
Moody's Corp.	1,400	406,336
Nexi SpA (Italy)(NON)	33,886	673,145
NIKE, Inc. Class B	15,592	2,205,800
Nintendo Co., Ltd. (Japan)	1,400	893,465
Nitori Holdings Co., Ltd. (Japan)	1,200	251,576
OPAP SA (Greece)	14,804	198,242
Pandora A/S (Denmark)	2,460	274,827
PayPal Holdings, Inc.(NON)	14,480	3,391,216
Peugeot SA (France)(NON)	21,958	600,928
Polaris, Inc.	5,600	533,568
Porsche Automobil Holding SE (Preference) (Germany)	4,186	288,539
PulteGroup, Inc.	26,797	1,155,487
Ryohin Keikaku Co., Ltd. (Japan)	5,100	104,190
S&P Global, Inc.	3,642	1,197,235
Scotts Miracle-Gro Co. (The)	1,200	238,968
Secom Co., Ltd. (Japan)	5,700	526,269
Sony Corp. (Japan)	18,900	1,900,275
Spectrum Brands Holdings, Inc.	2,800	221,144
Target Corp.	16,839	2,972,589
Taylor Wimpey PLC (United Kingdom)(NON)	80,136	182,189
Tempur Sealy International, Inc.(NON)	15,500	418,500
Tesla, Inc.(NON)(S)	4,644	3,277,131
TJX Cos., Inc. (The)	13,934	951,553
TransUnion	1,400	138,908
United Rentals, Inc.(NON)	4,817	1,117,110
Volkswagen AG (Preference) (Germany)	1,474	274,621
Volvo AB (Sweden)(NON)	27,719	652,292
Walmart, Inc.	24,018	3,462,195
Walt Disney Co. (The)	3,050	552,599
Wesfarmers, Ltd. (Australia)	17,369	675,399
Wolters Kluwer NV (Netherlands)	3,210	270,934

		80,717,095
Consumer staples (3.4%)
Airbnb, Inc. Class A(NON)	3,173	465,796
Altria Group, Inc.	40,100	1,644,100
Asahi Group Holdings, Ltd. (Japan)	14,300	589,423
Associated British Foods PLC (United Kingdom)	7,649	236,987
Auto Trader Group PLC (United Kingdom)	17,708	144,419
British American Tobacco PLC (United Kingdom)	7,875	292,910
Campbell Soup Co.	3,000	145,050
Carlsberg A/S Class B (Denmark)	3,429	549,731
Chipotle Mexican Grill, Inc.(NON)	637	883,334
Coca-Cola Co. (The)	55,700	3,054,588
Coca-Cola European Partners PLC (United Kingdom)	2,900	144,507
Coca-Cola HBC AG (Switzerland)	26,005	845,793
Coles Group, Ltd. (Australia)	12,508	175,008
Constellation Brands, Inc. Class A	1,900	416,195
Costco Wholesale Corp.	600	226,068
Diageo PLC (United Kingdom)	18,083	714,660
Estee Lauder Cos., Inc. (The) Class A	4,952	1,318,173
Ferguson PLC (United Kingdom)	5,206	633,107
Hershey Co. (The)	6,500	990,145
Imperial Brands PLC (United Kingdom)	19,812	416,277
ITOCHU Corp. (Japan)	24,100	694,110
Keurig Dr Pepper, Inc.	20,985	671,520
Kobe Bussan Co., Ltd. (Japan)	1,800	55,560
Koninklijke Ahold Delhaize NV (Netherlands)	15,777	445,545
L'Oreal SA (France)	2,045	777,011
McDonald's Corp.	11,200	2,403,296
Mondelez International, Inc. Class A	23,500	1,374,045
Nestle SA (Switzerland)	9,222	1,085,696
NH Foods, Ltd. (Japan)	3,600	158,463
PALTAC Corp. (Japan)	7,400	402,716
PepsiCo, Inc.	27,622	4,096,343
Procter & Gamble Co. (The)	49,009	6,819,112
Sundrug Co., Ltd. (Japan)	4,200	167,614
Sysco Corp.	4,000	297,040
Unilever PLC (United Kingdom)	10,520	636,997
Unilever PLC (United Kingdom)	3,137	188,839
WH Group, Ltd. (Hong Kong)	405,000	339,596
Wilmar International, Ltd. (Singapore)	68,500	241,199
Woolworths Group, Ltd. (Australia)	13,042	395,543
Yum! Brands, Inc.	12,900	1,400,424
Zalando SE (Germany)(NON)	3,863	430,413

		36,967,353
Electronics (2.3%)
Advanced Micro Devices, Inc.(NON)	11,285	1,034,947
Arrow Electronics, Inc.(NON)	2,800	272,440
Brother Industries, Ltd. (Japan)	7,700	158,957
Dialog Semiconductor PLC (United Kingdom)(NON)	8,786	479,780
Garmin, Ltd.	4,700	562,402
Hoya Corp. (Japan)	9,000	1,244,062
MinebeaMitsumi, Inc. (Japan)	28,500	567,011
Nabtesco Corp. (Japan)	10,600	465,317
NVIDIA Corp.	12,412	6,481,546
NXP Semiconductors NV	3,719	591,358
Otsuka Corp. (Japan)	4,900	258,195
Qualcomm, Inc.	56,842	8,659,310
Rockwell Automation, Inc.	5,700	1,429,617
Samsung Electronics Co., Ltd. (Preference) (South Korea)	10,169	690,292
SMC Corp. (Japan)	300	183,217
TDK Corp. (Japan)	400	60,332
Texas Instruments, Inc.	6,301	1,034,183
Thales SA (France)	7,619	697,922
Trimble Inc.(NON)	2,200	146,894
Vontier Corp.(NON)	21,398	714,693

		25,732,475
Energy (1.2%)
Baker Hughes a GE Co.(S)	20,200	421,170
BP PLC (United Kingdom)	131,919	454,430
Cenovus Energy, Inc. (Canada)	67,969	413,827
Chevron Corp.	14,100	1,190,745
ConocoPhillips	27,980	1,118,920
Enterprise Products Partners LP	30,822	603,803
EOG Resources, Inc.	4,418	220,326
Equinor ASA (Norway)	36,574	606,859
Exxon Mobil Corp.	17,974	740,888
Halliburton Co.	111,339	2,104,307
MWO Holdings, LLC (Units)(F)	42	107
Oasis Petroleum, Inc.(NON)	1,773	65,707
Orsted AS (Denmark)	3,177	649,775
Reliance Industries, Ltd. 144A (India)	8,738	478,110
Royal Dutch Shell PLC Class B (United Kingdom)	54,991	947,402
Santos, Ltd. (Australia)	13,890	67,175
Schlumberger, Ltd.	46,100	1,006,363
TOTAL SA (France)	19,237	829,847
Valero Energy Corp.	19,340	1,094,064

		13,013,825
Financials (7.1%)
3i Group PLC (United Kingdom)	22,211	354,853
Aflac, Inc.	28,700	1,276,289
AGNC Investment Corp.(R)	46,400	723,840
AIA Group, Ltd. (Hong Kong)	133,400	1,643,177
Alliance Data Systems Corp.	8,600	637,260
Allianz SE (Germany)	3,651	893,297
Allstate Corp. (The)	16,700	1,835,831
Ally Financial, Inc.	31,600	1,126,856
American Financial Group, Inc.	1,900	166,478
American International Group, Inc.	18,848	713,585
Ameriprise Financial, Inc.	6,800	1,321,444
Apartment Income REIT Corp.(NON)(R)	4,871	187,095
Apartment Investment and Management Co. Class A(R)	4,871	25,719
Apollo Global Management, Inc.	14,958	732,643
Assured Guaranty, Ltd.	27,487	865,566
AvalonBay Communities, Inc.(R)	2,800	449,204
Aviva PLC (United Kingdom)	106,055	475,676
AXA SA (France)	58,945	1,414,142
Banco Bilbao Vizcaya Argenta (Spain)	105,249	515,940
Bank Leumi Le-Israel BM (Israel)	43,771	258,357
Bank of America Corp.	92,977	2,818,133
BNP Paribas SA (France)(NON)	6,855	361,562
BOC Hong Kong Holdings, Ltd. (Hong Kong)	57,500	174,743
Boston Properties, Inc.(R)	12,986	1,227,567
CaixaBank SA (Spain)	218,661	561,910
Capital One Financial Corp.	7,374	728,920
CBRE Group, Inc. Class A(NON)	12,500	784,000
Charles Schwab Corp. (The)	16,972	900,195
Citigroup, Inc.	105,185	6,485,707
CK Asset Holdings, Ltd. (Hong Kong)	81,000	416,631
Cousins Properties, Inc.(R)	7,800	261,300
Credit Agricole SA (France)(NON)	32,073	404,997
DBS Group Holdings, Ltd. (Singapore)	22,800	431,259
Deutsche Boerse AG (Germany)	5,822	988,402
Direct Line Insurance Group PLC (United Kingdom)	59,366	258,056
Discover Financial Services	12,000	1,086,360
DNB ASA (Norway)(NON)	32,334	636,619
Duke Realty Corp.(R)	11,800	471,646
Equitable Holdings, Inc.	27,300	698,607
Equity Commonwealth(R)	5,800	158,224
Equity Lifestyle Properties, Inc.(R)	3,500	221,760
Fidelity National Financial, Inc.	6,500	254,085
Gaming and Leisure Properties, Inc.(R)	35,987	1,525,849
Gjensidige Forsikring ASA (Norway)	5,562	124,150
Goldman Sachs Group, Inc. (The)	9,004	2,374,445
Goodman Group (Australia)(R)	40,965	597,568
Hana Financial Group, Inc. (South Korea)	14,410	458,204
Hargreaves Lansdown PLC (United Kingdom)	4,368	91,189
Henderson Land Development Co., Ltd. (Hong Kong)	39,900	155,773
Invitation Homes, Inc.(R)	16,800	498,960
Israel Discount Bank, Ltd. Class A (Israel)	43,231	166,783
Japan Exchange Group, Inc. (Japan)	20,300	519,055
Jones Lang LaSalle, Inc.(NON)	1,100	163,207
JPMorgan Chase & Co.	72,342	9,192,498
KeyCorp	25,238	414,156
Lamar Advertising Co. Class A(R)	4,600	382,812
Lincoln National Corp.	16,900	850,239
London Stock Exchange Group PLC (United Kingdom)	5,830	718,634
LPL Financial Holdings, Inc.	2,500	260,550
Magellan Financial Group, Ltd. (Australia)	3,703	154,160
MetLife, Inc.	51,900	2,436,705
MGIC Investment Corp.	18,500	232,175
Morgan Stanley	30,200	2,069,606
Network International Holdings PLC (United Arab Emirates)(NON)	121,208	541,226
Nippon Prologis REIT, Inc. (Japan)(R)	142	443,288
Nomura Holdings, Inc. (Japan)	58,700	310,741
OneMain Holdings, Inc.	3,200	154,112
Partners Group Holding AG (Switzerland)	504	588,718
Persimmon PLC (United Kingdom)	3,999	151,476
PNC Financial Services Group, Inc. (The)	8,564	1,276,036
Popular, Inc. (Puerto Rico)	3,700	208,384
Principal Financial Group, Inc.	11,900	590,359
Prudential PLC (United Kingdom)	44,547	822,259
Radian Group, Inc.	41,232	834,948
Reinsurance Group of America, Inc.	1,900	220,210
Sberbank of Russia PJSC ADR (Russia)	18,263	263,277
SBI Holdings, Inc. (Japan)	15,600	370,605
SEI Investments Co.	4,300	247,121
Simon Property Group, Inc.(R)	29,700	2,532,816
Singapore Exchange, Ltd. (Singapore)	27,900	196,365
Skandinaviska Enskilda Banken AB (Sweden)(NON)	44,490	456,709
SLM Corp.	33,500	415,065
State Street Corp.	9,100	662,298
Sumitomo Mitsui Financial Group, Inc. (Japan)	19,193	593,891
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,900	244,960
Sun Hung Kai Properties, Ltd. (Hong Kong)	15,500	200,109
Swedbank AB Class A (Sweden)(NON)	16,942	297,875
Swiss Life Holding AG (Switzerland)	261	121,496
Synchrony Financial	42,100	1,461,291
UBS Group AG (Switzerland)	42,478	594,116
Unum Group	18,800	431,272
Visa, Inc. Class A	13,368	2,923,983
Zurich Insurance Group AG (Switzerland)	444	188,185

		77,677,844
Health care (5.7%)
10x Genomics, Inc. Class A(NON)	2,200	311,520
Abbott Laboratories	20,800	2,277,392
AbbVie, Inc.	24,371	2,611,352
Abcam PLC (United Kingdom)	17,931	380,053
ABIOMED, Inc.(NON)	2,800	907,760
Advanz Pharma Corp., Ltd. (Canada)(NON)	214	944
Alkermes PLC(NON)	11,500	229,425
Amgen, Inc.	8,283	1,904,427
Astellas Pharma, Inc. (Japan)	4,500	69,568
AstraZeneca PLC (United Kingdom)	2,394	239,182
AstraZeneca PLC ADR (United Kingdom)	19,595	979,554
Baxter International, Inc.	10,210	819,250
Bristol-Myers Squibb Co.	19,600	1,215,788
Cardinal Health, Inc.	16,300	873,028
Chugai Pharmaceutical Co., Ltd. (Japan)	3,600	192,200
Cigna Corp.	7,855	1,635,254
DexCom, Inc.(NON)	3,100	1,146,132
Edwards Lifesciences Corp.(NON)	24,600	2,244,258
Eli Lilly and Co.	31,888	5,383,969
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	4,318	102,540
Galapagos NV (Belgium)(NON)	643	63,270
GlaxoSmithKline PLC (United Kingdom)	15,044	275,652
Hikma Pharmaceuticals PLC (United Kingdom)	7,901	272,161
Hologic, Inc.(NON)	17,000	1,238,110
Humana, Inc.	5,100	2,092,377
IDEXX Laboratories, Inc.(NON)	3,318	1,658,569
Jazz Pharmaceuticals PLC(NON)	4,500	742,725
Johnson & Johnson	33,000	5,193,540
Kobayashi Pharmaceutical Co., Ltd. (Japan)	900	110,024
Laboratory Corp. of America Holdings(NON)	3,700	753,135
Lonza Group AG (Switzerland)	2,730	1,753,384
M3, Inc. (Japan)	2,800	264,844
Medtronic PLC	30,100	3,525,914
Merck & Co., Inc.	45,273	3,703,331
Merck KGaA (Germany)	3,345	573,378
Moderna, Inc.(NON)	2,800	292,516
Neurocrine Biosciences, Inc.(NON)	1,500	143,775
Novartis AG (Switzerland)	13,536	1,278,486
Novo Nordisk A/S Class B (Denmark)	12,968	907,053
Ono Pharmaceutical Co., Ltd. (Japan)	8,900	268,218
Pfizer, Inc.	38,580	1,420,130
Regeneron Pharmaceuticals, Inc.(NON)	2,721	1,314,542
Roche Holding AG (Switzerland)	3,668	1,279,794
Sarepta Therapeutics, Inc.(NON)(S)	2,300	392,127
Sartorius Stedim Biotech (France)	900	320,778
Seagen, Inc.(NON)	4,722	827,011
Shionogi & Co., Ltd. (Japan)	6,600	360,766
Sonic Healthcare, Ltd. (Australia)	11,976	297,495
Sonova Holding AG (Switzerland)	213	54,835
Suzuken Co., Ltd. (Japan)	3,600	130,216
Thermo Fisher Scientific, Inc.	1,700	791,826
UnitedHealth Group, Inc.	7,085	2,484,568
Vertex Pharmaceuticals, Inc.(NON)	9,166	2,166,292
Viatris, Inc.(NON)	1,548	29,010
Zimmer Biomet Holdings, Inc.	11,000	1,694,990
Zoetis, Inc.	700	115,850

		62,314,288
Semiconductor (0.2%)
ASML Holding NV (Netherlands)	298	144,012
Lasertec Corp. (Japan)	2,000	235,267
Renesas Electronics Corp. (Japan)(NON)	50,300	527,795
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	19,000	356,848
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	7,715	841,244
Tokyo Electron, Ltd. (Japan)	1,200	447,583

		2,552,749
Software (4.2%)
Activision Blizzard, Inc.	40,509	3,761,261
Adobe, Inc.(NON)	15,312	7,657,837
Amdocs, Ltd.	7,300	517,789
Autodesk, Inc.(NON)	9,500	2,900,730
Cadence Design Systems, Inc.(NON)	11,500	1,568,945
Intuit, Inc.	11,800	4,482,230
Microsoft Corp.	93,874	20,879,455
Nexon Co., Ltd. (Japan)	11,000	338,777
Oracle Corp.	9,600	621,024
Sea, Ltd. ADR (Thailand)(NON)	4,301	856,114
Take-Two Interactive Software, Inc.(NON)	1,000	207,790
Ubisoft Entertainment SA (France)(NON)	3,930	378,684
Veeva Systems, Inc. Class A(NON)	8,000	2,178,000

		46,348,636
Technology (—%)
CACI International, Inc. Class A(NON)	1,200	299,196

		299,196
Technology services (3.4%)
Alibaba Group Holding, Ltd. (China)(NON)	27,464	802,433
Alphabet, Inc. Class A(NON)	6,571	11,516,597
Alphabet, Inc. Class C(NON)	2,529	4,430,505
Capgemini SE (France)	1,157	179,417
Cognizant Technology Solutions Corp. Class A	16,400	1,343,980
CompuGroup Medical SE & Co. KgaA (Germany)	4,804	461,347
DocuSign, Inc.(NON)	11,005	2,446,412
eBay, Inc.	65,700	3,301,425
Facebook, Inc. Class A(NON)	14,982	4,092,483
Fair Isaac Corp.(NON)	1,600	817,664
Fidelity National Information Services, Inc.	11,873	1,679,555
GMO internet, Inc. (Japan)	11,300	324,659
GoDaddy, Inc. Class A(NON)	15,100	1,252,545
IBM Corp.	1,800	226,584
Itochu Techno-Solutions Corp. (Japan)	7,200	256,342
Kakaku.com, Inc. (Japan)	3,600	98,843
Leidos Holdings, Inc.	9,500	998,640
Nomura Research Institute, Ltd. (Japan)	15,100	539,539
Palo Alto Networks, Inc.(NON)	500	177,695
Pinterest, Inc. Class A(NON)	19,400	1,278,460
Salesforce.com, Inc.(NON)	2,783	619,301

		36,844,426
Transportation (0.8%)
A. P. Moeller-Maersck A/S (Denmark)	85	189,544
Aena SME SA (Spain)(NON)	1,370	239,225
Aurizon Holdings, Ltd. (Australia)	113,642	342,005
Delta Air Lines, Inc.	12,800	514,688
Deutsche Post AG (Germany)	14,297	707,526
Expeditors International of Washington, Inc.	7,200	684,792
FedEx Corp.	1,793	465,499
Nippon Express Co., Ltd. (Japan)	1,600	107,645
Old Dominion Freight Line, Inc.	7,300	1,424,814
Southwest Airlines Co.	35,166	1,639,087
Union Pacific Corp.	11,954	2,489,062
Yamato Holdings Co., Ltd. (Japan)	7,000	178,806
Yangzijiang Shipbuilding Holdings, Ltd. (China)	169,500	122,599

		9,105,292
Utilities and power (1.4%)
AES Corp. (The)	10,000	235,000
AGL Energy, Ltd. (Australia)	24,797	228,640
Ameren Corp.	8,539	666,554
American Electric Power Co., Inc.	32,428	2,700,280
CLP Holdings, Ltd. (Hong Kong)	17,000	157,374
E.ON SE (Germany)	15,009	166,225
Enel SpA (Italy)	51,169	516,723
Energias de Portugal (EDP) SA (Portugal)	105,301	663,551
Eni SpA (Italy)	20,184	208,931
Entergy Corp.	5,900	589,056
Exelon Corp.	68,995	2,912,969
NRG Energy, Inc.	62,038	2,329,527
Pinnacle West Capital Corp.	5,500	439,725
Public Service Enterprise Group, Inc.	14,300	833,690
Snam SpA (Italy)	42,905	240,937
Southern Co. (The)	34,600	2,125,478
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,297
Tokyo Gas Co., Ltd. (Japan)	8,800	204,569
Vistra Energy Corp.	23,000	452,180

		15,673,706

Total common stocks (cost $376,790,280)		$532,788,968

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$782,604	$873,956
5.00%, 5/20/49	24,581	27,754
4.70%, with due dates from 5/20/67 to 8/20/67	193,669	223,285
4.611%, 6/20/67	80,904	92,233
4.511%, 3/20/67	97,048	111,362
4.50%, 5/20/49	31,229	34,557
4.00%, TBA, 1/1/51	1,000,000	1,066,016
3.50%, TBA, 1/1/51	1,000,000	1,059,844
3.00%, TBA, 1/1/51	53,000,000	55,422,264
3.00%, with due dates from 7/20/50 to 10/20/50	44,290,644	46,622,848

		105,534,119
U.S. Government Agency Mortgage Obligations (23.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	286,221	317,869
3.00%, with due dates from 2/1/47 to 1/1/48	18,079,617	18,972,274
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	656,108	735,986
4.00%, with due dates from 6/1/48 to 4/1/49	16,264,015	17,353,139
3.50%, 6/1/56	635,479	710,629
3.00%, with due dates from 4/1/46 to 11/1/48	17,235,201	18,209,656
2.50%, with due dates from 7/1/50 to 9/1/50	14,276,626	15,034,790
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/51	8,000,000	8,986,250
4.50%, TBA, 1/1/51	1,000,000	1,083,750
4.00%, TBA, 1/1/51	3,000,000	3,203,672
3.50%, TBA, 1/1/51	23,000,000	24,318,907
2.50%, TBA, 2/1/51	20,000,000	21,047,656
2.50%, TBA, 1/1/51	39,000,000	41,114,533
2.50%, TBA, 1/1/36	25,000,000	26,078,125
2.00%, TBA, 2/1/51	17,000,000	17,636,835
2.00%, TBA, 1/1/51	30,000,000	31,171,875
1.50%, TBA, 1/1/51	8,000,000	8,083,750

		254,059,696

Total U.S. government and agency mortgage obligations (cost $355,505,073)		$359,593,815

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 2/15/24(i)	$104,000	$113,430
2.625%, 1/31/26(i)	10,000	11,248
2.00%, 2/15/25(i)	96,000	103,521

Total U.S. treasury obligations (cost $228,199)		$228,199

CORPORATE BONDS AND NOTES (24.5%)(a)
	Principal amount	Value
Basic materials (1.0%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	$10,000	$10,525
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	110,000	120,038
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	105,000	144,900
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	35,000	36,663
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	75,000	76,781
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	105,000	113,400
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	130,000	133,575
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	75,000	81,188
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	83,000	90,031
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	95,000	95,950
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	280,000	303,217
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	220,000	236,076
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	110,000	134,750
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	688,000	815,113
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28	45,000	46,575
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	155,000	167,788
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	40,000	41,600
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25	25,000	25,844
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	55,000	57,200
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	506,000	554,269
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	50,000	54,875
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	85,000	90,313
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	50,000	62,250
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	215,000	221,450
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	348,000	367,402
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	170,000	174,358
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	219,000	244,575
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	423,000	473,328
GrafTech Finance, Inc. 144A company guaranty sr. notes 4.625%, 12/15/28	25,000	25,281
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	65,000	66,463
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	120,000	126,900
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	95,000	98,681
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	25,000	26,938
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	85,000	85,213
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	80,000	79,200
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	85,000	87,338
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	406,000	480,625
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	75,000	76,508
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	60,000	61,500
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	35,000	36,575
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	25,000	25,493
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)	15,000	15,610
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	55,000	55,756
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	105,000	106,903
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	190,000	198,550
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	70,000	75,416
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	120,000	163,441
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	520,000	619,249
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	82,000	90,178
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	218,000	260,667
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	129,000	140,129
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	228,000	234,845
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	225,000	247,533
Rayonier AM Products, Inc. 144A company guaranty sr. notes 7.625%, 1/15/26	15,000	15,641
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	455,000	514,031
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	11,000	11,350
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	90,000	110,363
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	85,000	86,275
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	70,000	72,538
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	100,000	103,750
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	15,000	16,050
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	38,000	38,950
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29	40,000	41,200
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	160,000	169,000
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	90,000	97,088
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	70,000	74,236
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	515,000	733,918
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	147,000	209,885
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	156,000	233,937

		10,987,238
Capital goods (1.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	55,000	56,272
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	150,000	157,875
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28	80,000	86,200
American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 4/1/25	25,000	25,875
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	70,000	74,375
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	75,000	78,563
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	200,000	213,500
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 4.125%, 12/15/28 (Canada)	45,000	45,788
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	37,000	37,463
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	50,000	53,766
Berry Global, Inc. 144A notes 4.50%, 2/15/26	30,000	30,675
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	15,000	15,600
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	140,000	128,722
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	25,000	23,982
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	70,000	75,425
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	40,000	43,700
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	65,000	67,815
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	60,000	62,250
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	65,000	79,138
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	570,000	586,349
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	160,000	165,161
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	75,000	76,500
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	45,000	45,338
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	100,000	106,375
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	60,000	66,600
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	150,000	153,837
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	255,000	326,433
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	130,000	141,375
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	405,000	551,397
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	344,000	452,143
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	170,000	172,574
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	466,000	538,471
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	348,000	417,280
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	105,000	110,250
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	860,000	972,499
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	250,000	295,088
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	46,000	50,170
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	235,000	252,350
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	40,000	43,300
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	15,000	16,088
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	105,000	114,073
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	150,000	155,250
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 6/8/20, cost $239,188)(RES)	195,000	254,004
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22 (acquired 6/8/20, cost $840,087)(RES)	815,000	843,814
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	745,000	888,162
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	110,000	112,063
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	225,000	234,961
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	145,000	156,600
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	85,000	88,506
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29	10,000	11,228
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	15,000	15,600
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	15,000	15,413
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	75,000	77,625
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	135,000	141,926
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	58,000	59,028
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25	20,000	22,106
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	235,000	250,275
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	430,000	490,478
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	195,000	199,388
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	100,000	113,729
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	50,000	54,992

		11,195,783
Communication services (3.0%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	668,000	736,933
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	339,000	369,517
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	735,000	797,417
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	138,000	164,846
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	567,000	699,400
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	2,164,000	2,156,654
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	2,419,000	2,479,809
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	140,000	145,075
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	385,000	422,056
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	70,000	74,740
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	50,000	53,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	90,000	92,867
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	313,000	350,946
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	808,000	1,142,884
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	590,000	704,696
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	330,000	342,690
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	94,000	117,322
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	290,000	370,901
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	263,000	332,010
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	780,000	973,492
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	495,000	532,625
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	82,000	126,757
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	250,000	279,116
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,050,000	1,239,069
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	70,000	71,575
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	490,000	500,984
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	340,000	384,376
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	395,000	455,248
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	557,000	628,845
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	455,000	512,896
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	202,000	218,645
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	90,000	93,600
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28	260,000	292,500
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	163,000	257,894
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	300,000	314,561
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	80,000	87,199
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	254,000	278,833
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	1,380,000	1,509,261
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	175,000	91,000
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	55,000	59,469
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	100,000	107,000
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)	4,000	4,095
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	215,000	153,725
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	110,000	114,888
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	70,000	71,925
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	50,000	49,875
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	19,000	20,496
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	410,000	519,733
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	227,000	299,295
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	110,000	136,531
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	380,000	439,964
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	164,000	170,642
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	20,000	20,025
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	15,000	16,180
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	30,000	30,938
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	110,000	118,238
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	40,000	40,893
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	359,000	415,794
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	858,000	977,091
T-Mobile USA, Inc. 144A company guaranty sr. sub. bonds 2.25%, 11/15/31	1,035,000	1,062,262
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	365,000	505,533
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,085,000	1,361,231
Verizon Communications, Inc. sr. unsec. bonds 1.75%, 1/20/31	290,000	288,551
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	505,000	684,371
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	775,000	967,807
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	2,472,000	2,976,856
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	129,000	135,450
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	219,000	232,414
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	20,000	20,050
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	45,000	47,588

		32,451,212
Consumer cyclicals (2.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	415,000	466,875
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	239,000	261,184
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,225,000	1,394,741
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	524,000	544,182
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	215,000	218,657
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	30,000	31,088
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	50,000	51,750
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	405,000	472,049
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	170,000	173,167
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	605,000	606,829
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	45,000	46,688
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	50,000	51,938
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	30,000	31,164
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	45,000	50,049
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	105,000	111,694
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	45,000	52,052
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	140,000	149,625
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22	40,000	39,200
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	17,000	16,150
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	20,000	21,600
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	70,000	70,700
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	60,000	60,750
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	160,000	148,800
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	33,000	34,568
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	155,000	156,550
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	120,000	97,500
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	205,000	124,025
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	111,000	127,151
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	400,000	423,238
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	1,390,000	1,542,788
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	75,000	76,219
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	115,000	114,713
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	140,000	171,641
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	400,000	434,920
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	144,000	158,594
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	40,000	44,611
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	70,000	79,363
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	40,000	42,150
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	20,000	21,100
General Motors Co. sr. unsec. notes 6.125%, 10/1/25	75,000	90,973
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	1,146,000	1,290,244
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	200,000	224,226
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	91,000	100,164
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	252,000	274,396
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	810,000	875,997
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30	55,000	56,031
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	145,000	158,775
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	110,000	121,825
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	40,000	42,321
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	60,000	62,850
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	683,000	722,904
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41	300,000	463,527
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	475,000	489,830
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	130,000	134,063
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	576,000	642,984
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	83,261	89,089
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	190,911	203,797
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	50,000	61,438
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,271,000	1,458,473
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	25,000	28,563
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,154,000	1,393,805
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	45,000	47,488
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	150,000	156,750
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	50,000	52,875
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	55,000	56,128
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	45,000	48,375
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	55,000	61,277
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	110,000	121,825
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	25,000	27,145
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	20,000	24,600
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	50,000	55,625
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	30,000	30,975
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	20,000	23,100
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25	45,000	46,125
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	90,000	91,350
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	95,000	97,375
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	40,000	40,500
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	65,000	66,788
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	50,000	55,926
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25	25,000	27,763
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	131,000	153,726
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	101,000	118,140
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	40,000	42,950
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	140,000	148,050
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	110,000	116,600
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	145,000	161,131
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	225,000	220,500
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	65,000	69,225
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	335,000	313,682
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28	55,000	54,054
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	115,000	120,480
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	55,000	57,544
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	140,000	149,975
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	150,000	153,938
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	75,000	81,491
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	63,000	63,166
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	85,000	95,204
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	794,000	906,029
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	37,000	37,416
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25	65,000	68,575
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	30,000	30,664
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	120,000	125,250
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25	20,000	20,325
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	155,000	171,663
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	50,000	49,625
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	100,000	107,359
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	140,000	209,475
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	179,000	212,995
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	120,000	129,300
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	140,000	149,450
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	20,000	21,700
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	90,000	98,162
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	152,000	149,847
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	125,000	148,750
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	160,000	175,600
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	50,000	53,761
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	150,000	161,625
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	60,000	62,356
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	30,000	31,275
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	110,000	114,400
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	100,000	104,000
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	55,000	56,278
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	45,000	49,514
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	900,000	949,500
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	65,000	66,869
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	105,000	113,400
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	30,000	30,638
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	50,000	53,695
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	85,000	85,425
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	810,000	846,450
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	10,000	10,525
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	100,000	100,750
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	90,000	87,075
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	20,000	22,400
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	50,000	56,625
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	155,000	170,888
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	170,000	172,992
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26(FWC)	185,000	193,756
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	50,000	56,450
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	50,000	54,575
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	120,000	121,752
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	55,000	61,188
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	100,000	107,405
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	65,000	65,488
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25	30,000	30,983
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	65,000	68,900
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	502,000	600,503
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	298,000	326,996
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	136,000	155,652
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	3,000	3,615
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	281,000	504,221
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	20,000	20,900
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	130,000	137,800
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	80,000	85,300
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31	85,000	83,300
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	30,000	31,088
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	70,000	71,400
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	60,000	63,900
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	130,000	133,998
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	125,000	130,938
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	30,000	32,513

		30,313,431
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	70,000	70,940
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	70,000	72,100
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	90,000	91,575
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	30,000	33,056
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	130,000	138,288
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	90,000	100,715
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	810,000	915,599
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	338,000	480,593
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	404,000	498,898
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	125,000	128,438
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	55,000	56,581
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	885,000	934,781
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	30,000	31,875
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	80,000	81,700
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	15,296
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	36,127	41,903
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27	10,000	11,115
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	319,000	406,031
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	300,000	465,285
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	363,000	509,756
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	165,000	169,950
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	50,000	52,625
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	85,000	87,338
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	170,000	168,779
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	50,000	54,625
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	70,000	71,488
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	393,000	478,322
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	358,000	412,752
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	176,000	191,227
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	80,000	83,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	60,000	63,361
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35	135,000	163,653
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	150,000	156,641
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	77,000	82,956
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	75,000	83,719
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	382,000	399,305
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	25,000	26,063
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	25,000	26,000
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	89,000	94,593
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	415,000	434,972
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	425,000	437,175
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	202,468
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	72,000	74,783
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	1,000,000	1,001,008
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	50,000	61,750
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	90,000	101,493
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	160,000	191,800
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	55,000	64,831
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	30,000	34,500
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	55,000	60,517
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	90,000	99,135
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	86,000	92,020
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	58,000	60,538
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	90,000	97,200
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	50,000	50,542
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	50,000	54,825
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25	20,000	22,150

		11,092,629
Energy (1.8%)
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)	150,000	156,375
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	102,000	101,745
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	55,000	56,138
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	55,000	58,644
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	30,000	31,800
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	20,000	21,140
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	65,000	67,664
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	89,000	90,780
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	40,000	27,517
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	445,000	492,686
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	715,000	802,824
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	80,000	104,100
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	120,000	121,200
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	436,000	515,779
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	260,000	261,417
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	40,000	43,000
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	60,000	64,650
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	70,000	71,721
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	55,000	62,860
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	95,000	97,394
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	135,000	139,199
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	55,000	61,049
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	50,000	55,375
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	135,000	149,175
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	75,000	105,188
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	50,000	69,350
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	40,000	48,919
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	290,000	309,630
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	30,000	31,230
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	55,000	61,918
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25	110,000	116,642
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	555,000	598,679
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	100,000	107,000
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,080,000	1,164,945
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	314,000	352,963
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	140,000	148,115
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	935,000	790,075
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	120,000	141,756
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	345,000	357,506
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	25,000	25,505
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	690,000	720,061
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	10,000	10,543
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	170,000	237,857
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	396,000	396,568
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	15,000	16,238
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	95,000	99,304
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	585,000	608,400
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	90,000	90,675
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	80,000	81,800
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	125,000	167,825
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	87,000	89,614
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	66,000	62,700
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	20,000	21,400
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	20,000	21,463
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	50,000	76,060
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	60,000	61,950
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	70,000	76,003
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	25,000	26,755
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	110,000	115,170
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	25,000	26,625
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	65,000	65,000
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	50,000	48,298
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	35,000	40,531
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	45,000	53,430
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	214,500
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	274,000	339,100
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	1,273,000	1,448,038
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	116,000	135,575
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	38,000	42,940
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	270,000	10,125
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	159,000	160,312
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	902,000	944,196
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	140,000	121,800
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	70,000	73,938
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	24,000	25,950
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	212,000	243,087
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	120,000	137,195
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	96,000	113,190
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	980,000	1,083,841
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)	150,000	150,855
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	40,000	31,900
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	55,000	47,025
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	85,000	68,425
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	57,000	55,005
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	30,000	32,250
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	340,000	381,180
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	25,000	26,813
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	95,000	97,760
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	120,000	122,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	30,000	33,788
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	50,000	54,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	30,000	32,571
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	400,000	422,224
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	264,000	267,078
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	410,000	434,600
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	39,000	36,660
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	75,000	68,250
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	100,000	104,500
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	50,000	53,379
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	31,350
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	60,000	68,287
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	70,000	73,588
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	40,000	42,400
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	75,000	81,752
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	480,000	508,618

		19,718,768
Financials (7.2%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	90,000	91,013
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	15,000	15,046
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	375,000	430,775
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,154,000	1,219,603
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	130,000	139,100
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	105,000	154,126
American Express Co. sr. unsec. notes 2.65%, 12/2/22	490,000	511,482
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	23,000	33,698
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)	1,400,000	1,436,890
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	368,000	398,758
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	233,430
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	232,781
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	233,743
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	303,000	343,148
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	25,000	28,563
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	735,000	780,619
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	528,000	534,256
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	2,355,000	2,635,463
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.977%, 9/15/26	100,000	98,001
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	870,000	1,264,928
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	620,000	624,997
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	51,000	57,808
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	325,000	335,619
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	280,000	288,032
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	635,000	680,067
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	151,000	199,219
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	70,000	70,078
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	235,000	236,600
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	205,000	203,848
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	225,823
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	695,000	785,636
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	140,000	152,563
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	246,000	265,799
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	78,000	89,054
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	136,000	160,685
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	72,000	78,570
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	794,000	901,190
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	45,000	47,700
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	2,519,000	2,860,791
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	576,000	660,141
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	470,000	490,059
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	284,000	290,138
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	275,000	367,405
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	385,000	455,123
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	340,000	398,442
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	90,000	108,652
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	80,000	92,862
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	1,010,000	1,135,833
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	278,125
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	550,000	567,793
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	245,813
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	311,000	352,239
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,090,000	1,136,140
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.45%, 4/16/21 (United Kingdom)	250,000	252,291
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	1,275,000	1,307,070
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	368,000	442,460
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	990,000	1,158,932
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	210,000	238,489
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	1,170,000	1,211,546
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	40,000	42,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	85,000	87,125
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,013,000	1,133,767
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	190,000	208,452
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	93,000	94,362
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	345,000	382,493
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	85,000	88,825
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	80,000	83,450
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	85,000	95,632
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	50,000	57,384
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	100,000	104,000
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	916,000	1,086,709
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	115,000	121,555
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	2,035,000	2,322,331
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	289,000	309,061
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	155,000	169,639
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	130,000	135,953
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	565,000	605,794
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	65,000	66,104
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	95,000	100,596
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	60,000	64,320
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24	60,000	62,325
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	355,000	403,568
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	693,000	711,243
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	346,000	348,984
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	44,000	47,408
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	85,000	86,700
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	135,000	136,688
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	110,000	108,625
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	64,000	70,193
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	456,000	470,820
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.221%, 5/15/47	293,000	240,260
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	2,495,000	3,140,033
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	2,650,000	3,011,824
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	144,000	157,909
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,280,000	1,368,065
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	250,000	328,161
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	70,000	69,825
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	100,000	97,875
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	295,000	339,512
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	425,000	475,463
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	145,000	149,991
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	305,000	442,126
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	344,000	418,829
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	385,000	542,850
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	450,000	463,446
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	570,000	588,091
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	936,000	952,968
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	425,000	488,643
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	715,000	973,361
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	2,470,000	2,828,683
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	337,000	346,909
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	1,610,000	1,699,146
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	430,000	440,925
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)	785,000	785,356
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	50,000	53,063
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	85,000	89,250
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	30,000	31,357
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	200,000	239,879
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	290,000	328,851
New York Life Global Funding 144A notes 1.10%, 5/5/23	1,430,000	1,454,932
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)	650,000	655,115
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	55,000	57,069
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	100,000	105,750
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	830,000	842,752
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	148,000	152,864
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	192,000	205,744
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	80,000	85,844
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	125,000	128,125
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	38,000	40,708
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	182,000	196,105
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	20,000	20,626
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	440,000	519,433
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	430,000	484,210
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	35,000	40,331
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	390,000	413,044
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	40,000	45,250
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	45,000	53,213
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	50,000	59,375
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	75,000	87,094
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	105,000	118,125
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	110,000	112,750
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	955,000	963,644
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	435,000	547,871
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	1,125,000	1,160,186
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	795,000	900,983
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	390,000	412,674
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	255,000	269,338
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	524,000	536,026
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	248,000	257,712
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	380,000	386,761
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	1,960,000	2,043,300
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	233,000	268,809
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	640,000	644,942
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	589,000	664,957
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	105,000	107,625
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	228,000	256,785
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	790,000	798,839
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	74,000	94,472
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	384,000	408,911
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	885,000	893,912

		78,664,018
Health care (2.5%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	2,700,000	3,025,878
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $562,614)(RES)	525,000	585,469
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	110,000	92,950
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	495,000	675,202
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	710,000	775,119
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	110,000	122,375
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	65,000	67,359
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	90,000	101,170
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	45,000	49,464
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	75,000	81,469
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	130,000	133,986
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	40,000	41,128
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	115,000	118,306
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	169,000	185,747
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	705,000	743,243
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	900,000	946,792
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	575,000	602,409
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	1,266,000	1,373,933
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	450,000	454,897
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	540,000	542,662
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	299,000	348,084
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	50,000	52,995
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	225,000	249,750
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	75,000	79,219
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	65,000	68,556
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	45,000	48,488
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	10,000	10,800
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	40,000	43,150
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 9.875%, 6/30/23	25,000	26,281
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	84,000	87,150
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	100,000	105,248
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22	443,000	460,227
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	720,000	778,371
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,768,000	2,240,022
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	56,000	59,910
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	212,742	241,362
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	265,000	313,715
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	115,000	135,700
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28	30,000	31,065
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	55,000	57,475
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	80,000	94,680
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	156,000	180,973
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	158,000	211,042
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	210,000	241,374
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	50,000	53,129
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28	30,000	32,025
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25	20,000	21,092
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	17,000	14,918
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	28,000	30,191
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	685,000	853,652
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	172,000	186,847
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	1,130,000	1,480,275
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	40,000	42,600
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	530,000	598,542
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	955,000	1,267,734
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	135,000	149,513
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	158,000	168,270
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	95,000	98,820
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	60,000	61,501
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	25,000	26,500
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	25,000	27,313
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	200,000	211,750
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	270,000	282,450
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	200,000	226,250
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	540,000	682,134
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,455,000	1,729,957
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	242,000	247,908
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	535,000	559,747
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	135,000	143,193
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	503,000	535,505
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	540,000	636,179
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	265,000	274,389

		27,527,579
Technology (2.7%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	520,000	502,824
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	362,000	366,686
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	505,000	541,473
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	450,000	513,216
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	1,420,000	1,937,943
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	275,000	302,717
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	175,000	188,693
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	296,000	298,406
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	1,095,000	1,108,063
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	350,000	479,663
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	453,000	575,248
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	40,000	40,508
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	15,000	15,491
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	115,000	124,217
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	85,000	87,019
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	30,000	32,563
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	85,000	91,375
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,225,000	1,350,205
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	780,000	903,055
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	35,000	35,875
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	315,000	485,753
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	520,000	571,420
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	396,000	397,232
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	45,000	47,412
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	30,000	30,930
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	55,000	58,713
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25	35,000	42,029
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	137,000	167,133
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	75,000	77,784
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	144,000	217,846
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	80,000	81,000
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	50,000	56,000
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	27,000	29,025
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	566,000	664,482
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	107,000	119,060
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	349,000	415,407
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	330,000	376,813
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	820,000	977,684
Google, LLC sr. unsec. notes 3.375%, 2/25/24	540,000	591,011
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	675,000	692,472
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	608,000	658,168
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	105,000	111,084
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	1,800,000	1,963,776
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	1,170,000	1,483,542
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	150,000	153,058
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	1,385,000	1,394,527
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	668,000	685,859
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	1,105,000	1,364,550
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	310,000	444,929
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	990,000	1,087,948
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	968,000	1,006,150
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	485,000	489,884
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	250,000	250,625
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	55,000	56,788
Rackspace Technology Global, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/1/28	10,000	10,477
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,520,000	1,793,475
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	545,000	531,668
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	55,000	56,994
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	65,000	69,469
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	40,000	42,500
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	300,000	310,065
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	155,000	158,681
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	55,000	60,775

		29,779,438
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	370,000	461,871
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	155,000	169,184
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	61,000	63,189
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	210,000	233,507
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	315,000	343,264
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	225,000	243,563

		1,514,578
Utilities and power (1.4%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	740,000	749,982
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	35,000	38,150
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	575,000	687,231
Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21	245,000	245,637
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	45,000	44,277
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	25,000	25,325
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	40,000	41,200
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	41,000	42,415
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	150,000	156,000
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	20,000	20,900
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	10,000	10,283
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	25,000	30,807
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	208,000	300,339
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	205,000	248,612
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	570,000	721,833
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	775,000	864,866
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	255,000	396,228
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	585,000	677,748
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	200,000	215,158
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	495,000	578,655
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	395,000	459,848
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	286,000	309,972
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,310,000	1,527,637
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	122,000	132,977
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	69,000	84,463
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	505,000	505,041
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	210,000	221,012
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	1,080,000	1,135,847
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	24,577
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	75,000	79,500
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	20,000	21,121
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	40,000	43,700
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	481,000	557,791
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	325,000	353,974
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	40,000	44,000
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	350,000	360,552
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	110,000	157,222
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	560,000	684,003
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	160,000	160,584
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	95,000	100,522
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	101,762
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	180,000	192,807
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	295,000	308,283
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	15,000	15,930
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	215,000	310,138
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	54,000	81
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	331,000	375,693
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	362,000	392,022
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	55,000	58,500
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	125,000	130,275
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	65,000	68,900

		15,014,380

Total corporate bonds and notes (cost $243,000,488)		$268,259,054

MORTGAGE-BACKED SECURITIES (4.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.155%, 4/15/37	$51,407	$95,103
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.752%, 12/15/36	64,915	105,812
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.384%, 3/15/35	89,307	125,029
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.54%, 6/15/34	42,445	51,783
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.791%, 3/15/41	559,094	104,120
REMICs Ser. 3391, PO, zero %, 4/15/37	4,198	3,925
REMICs Ser. 3300, PO, zero %, 2/15/37	19,306	18,051
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	1,890	1,796
REMICs Ser. 3326, Class WF, zero %, 10/15/35	3,152	2,860
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.012%, 7/25/36	15,689	30,123
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	59,161	104,643
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	23,408	32,644
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.665%, 12/25/35	25,277	36,652
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	8,089	9,707
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	6,664	6,533
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	11,660	10,844
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,093	984
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,728	1,590
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/20/43	730,225	141,446
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	914,220	159,373
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	165,747	31,233
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	34,344	5,282
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	1,628,467	193,322
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	1,671,878	124,956
Ser. 13-14, IO, 3.50%, 12/20/42	348,476	28,805
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	382,299	9,701
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	434,710	12,520
Ser. 16-H16, Class EI, IO, 2.495%, 6/20/66(WAC)	2,838,356	257,439
Ser. 15-H25, Class BI, IO, 1.942%, 10/20/65(WAC)	2,472,429	212,382
Ser. 15-H26, Class EI, IO, 1.724%, 10/20/65(WAC)	1,403,725	97,419
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,086	978

		2,017,055
Commercial mortgage-backed securities (2.7%)
Bank
FRB Ser. 17-BNK8, Class B, 3.927%, 11/15/50(WAC)	263,000	298,058
FRB Ser. 19-BN20, Class XA, IO, 0.838%, 9/15/62(WAC)	4,174,057	254,617
Barclays Commercial Mortgage Trust Ser. 19-C3, Class B, 4.096%, 5/15/52	255,000	284,888
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.518%, 3/11/39 (In default)(NON)(WAC)	32,551	23,274
FRB Ser. 06-PW14, Class X1, IO, 0.557%, 12/11/38(WAC)	108,416	1,117
CD Commercial Mortgage Trust
FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	207,000	231,665
Ser. 17-CD3, Class A4, 3.631%, 2/10/50	220,000	250,371
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	363,000	401,590
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.043%, 4/15/44(WAC)	279,000	276,201
FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	129,000	130,290
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	411,000	392,512
Citigroup Commercial Mortgage Trust
FRB Ser. 18-C6, Class B, 4.738%, 11/10/51(WAC)	239,000	286,071
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	221,000	241,117
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	291,000	316,383
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	178,000	186,532
FRB Ser. 06-C5, Class XC, IO, 0.517%, 10/15/49(WAC)	4,045,258	40
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.886%, 11/10/46(WAC)	452,000	488,160
FRB Ser. 14-CR18, Class C, 4.743%, 7/15/47(WAC)	246,000	248,939
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	254,802
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	190,000	203,490
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	317,000	344,794
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	212,000	232,679
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	453,000	493,931
FRB Ser. 13-LC13, Class XA, IO, 1.112%, 8/10/46(WAC)	5,052,022	122,783
FRB Ser. 14-UBS4, Class XA, IO, 1.103%, 8/10/47(WAC)	3,679,951	114,031
FRB Ser. 14-CR18, Class XA, IO, 1.007%, 7/15/47(WAC)	1,206,024	35,517
FRB Ser. 14-CR17, Class XA, IO, 0.968%, 5/10/47(WAC)	3,718,559	100,896
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	4,209,825	111,127
FRB Ser. 14-CR14, Class XA, IO, 0.58%, 2/10/47(WAC)	11,943,266	185,510
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	719,000	649,213
FRB Ser. 13-CR11, Class C, 5.12%, 8/10/50(WAC)	344,000	348,005
FRB Ser. 13-CR9, Class D, 4.243%, 7/10/45(WAC)	337,000	170,527
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.732%, 5/15/38(WAC)	56,268	429
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	201,000	230,101
FRB Ser. 15-C1, Class C, 4.264%, 4/15/50(WAC)	708,000	678,622
FRB Ser. 20-C19, Class XA, IO, 1.121%, 3/15/53(WAC)	5,793,826	472,011
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	930,000	877,550
Ser. 11-LC2A, Class B, 4.998%, 7/10/44(WAC)	250,000	251,738
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	2,563,761	303,959
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	2,107,000	237,708
Multifamily Structured Pass-Through Certificates FRB Ser. K106, Class X1, IO, 1.355%, 1/25/30(WAC)	4,895,050	518,420
Multifamily Structured Pass-Through Certificates FRB Ser. K121, Class X1, IO, 1.029%, 10/25/30(WAC)	2,860,000	243,386
Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 0.886%, 9/25/29(WAC)	5,581,641	382,342
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.762%, 9/25/27(WAC)	4,679,076	211,016
Multifamily Structured Pass-Through Certificates Ser. KW10, Class X1, IO, 0.649%, 9/25/29(WAC)	4,091,991	195,920
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.489%, 2/10/46(WAC)	5,694,883	156,067
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	895,000	876,784
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	292,000	323,536
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	311,000	349,098
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	273,000	304,313
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	317,000	344,389
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.982%, 8/10/43(WAC)	535,000	80,294
FRB Ser. 11-GC3, Class C, 5.545%, 3/10/44(WAC)	298,000	297,553
FRB Ser. 11-GC3, Class D, 5.545%, 3/10/44(WAC)	463,000	457,873
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	211,000	216,592
FRB Ser. 13-GC14, Class B, 4.743%, 8/10/46(WAC)	219,000	236,484
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.676%, 4/15/47(WAC)	268,000	262,597
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	204,000	175,865
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	235,000	245,089
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	390,000	384,926
FRB Ser. 14-C25, Class XA, IO, 0.846%, 11/15/47(WAC)	3,363,641	91,050
FRB Ser. 14-C19, Class XA, IO, 0.741%, 4/15/47(WAC)	4,413,725	65,208
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	244,000	265,325
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	349,003
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	296,000	262,741
FRB Ser. 13-LC11, Class XA, IO, 1.247%, 4/15/46(WAC)	2,803,521	64,485
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)	954,268	10
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.655%, 11/15/43(WAC)	278,000	264,163
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	553,000	270,970
LSTAR Commercial Mortgage Trust 144A
Ser. 17-5, Class AS, 4.021%, 3/10/50	198,000	224,171
FRB Ser. 15-3, Class B, 3.185%, 4/20/48(WAC)	713,000	743,074
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	10,238	—
FRB Ser. 06-C4, Class X, IO, 5.694%, 7/15/45(WAC)	15,713	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	314,000	339,334
FRB Ser. 14-C17, Class C, 4.479%, 8/15/47(WAC)	322,000	295,080
FRB Ser. 15-C24, Class B, 4.342%, 5/15/48(WAC)	193,000	207,792
Ser. 13-C8, Class B, 3.559%, 12/15/48(WAC)	260,000	268,851
FRB Ser. 14-C17, Class XA, IO, 1.076%, 8/15/47(WAC)	2,999,849	78,275
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.675%, 8/15/45(WAC)	414,000	409,020
FRB Ser. 12-C6, Class D, 4.606%, 11/15/45(WAC)	265,000	258,091
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	58,024	13,055
Ser. 11-C3, Class A4, 4.118%, 7/15/49	329,247	332,539
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	348,000	351,085
FRB Ser. 11-C3, Class D, 5.244%, 7/15/49(WAC)	206,000	190,584
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.034%, 12/15/50(WAC)	3,259,934	172,065
FRB Ser. 18-C8, Class XA, IO, 0.874%, 2/15/51(WAC)	4,029,353	201,306
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.569%, 5/10/45(WAC)	266,000	260,608
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.888%, 5/10/63(WAC)	319,000	190,388
FRB Ser. 12-C4, Class XA, IO, 1.603%, 12/10/45(WAC)	881,968	19,392
FRB Ser. 12-C2, Class XA, IO, 1.289%, 5/10/63(WAC)	12,115,982	185,023
Wells Fargo Commercial Mortgage Trust
Ser. 18-C46, Class B, 4.633%, 8/15/51	172,000	197,761
FRB Ser. 13-LC12, Class AS, 4.275%, 7/15/46(WAC)	251,000	256,084
FRB Ser. 13-LC12, Class C, 4.275%, 7/15/46(WAC)	409,000	362,383
Ser. 19-C49, Class AS, 4.244%, 3/15/52	177,000	205,746
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	193,000	212,113
FRB Ser. 19-C52, Class XA, IO, 1.618%, 8/15/52(WAC)	2,517,171	267,666
FRB Ser. 14-LC16, Class XA, IO, 1.089%, 8/15/50(WAC)	4,783,409	144,528
FRB Ser. 16-LC25, Class XA, IO, 0.968%, 12/15/59(WAC)	4,748,553	180,459
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.275%, 7/15/46(WAC)	507,000	202,800
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	671,608
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	218,000	232,903
FRB Ser. 13-C11, Class C, 4.20%, 3/15/45(WAC)	303,000	314,446
Ser. 12-C8, Class AS, 3.66%, 8/15/45	509,000	523,557
Ser. 13-C12, Class AS, 3.56%, 3/15/48	578,000	605,021
Ser. 13-C11, Class AS, 3.311%, 3/15/45	290,000	299,691
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class D, 5.656%, 11/15/44(WAC)	357,000	351,438
FRB Ser. 11-C3, Class D, 5.642%, 3/15/44(WAC)	682,000	415,581
FRB Ser. 11-C2, Class D, 5.523%, 2/15/44(WAC)	254,103	253,772
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	123,000	74,363
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	291,000	238,211
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46(WAC)	153,000	63,406
FRB Ser. 12-C10, Class XA, IO, 1.523%, 12/15/45(WAC)	2,138,867	47,002
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45(WAC)	6,676,000	76,774

		29,563,797
Residential mortgage-backed securities (non-agency) (2.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.338%, 5/25/47	568,357	288,364
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	128,248	132,170
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	208,795	213,598
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.827%, 4/20/35	157,644	155,097
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.748%, 9/25/45	101,388	94,470
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.648%, 10/25/29 (Bermuda)	471,000	458,510
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.28%, 5/25/35(WAC)	249,242	255,555
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	135,712	136,730
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.65%, 8/25/35(WAC)	74,505	62,348
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.569%, 8/25/46	109,804	103,071
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.549%, 6/25/46	382,422	337,739
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.804%, 11/20/35	364,560	332,285
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	523,825	505,888
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 0.498%, 8/25/36	207,569	95,486
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.332%, 2/20/47	320,504	245,022
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	198,597	200,086
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.848%, 11/25/28 (Bermuda)	189,271	187,435
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.498%, 9/25/28	232,526	246,445
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.70%, 7/25/28	318,116	331,926
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.298%, 11/25/28	240,679	252,506
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.948%, 5/25/28	212,094	220,551
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/24	85,939	87,128
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.798%, 10/25/28	1,568,604	1,630,606
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.998%, 3/25/29	250,000	258,663
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.898%, 9/25/24	247,159	253,463
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.598%, 10/25/29	282,000	290,742
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.398%, 7/25/29	240,330	246,078
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.348%, 10/25/29	124,200	124,200
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	117,930	116,960
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	11,147	11,091
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	95,557	95,215
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	66,200	65,057
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.048%, 1/25/50	198,000	196,809
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M1, (1 Month US LIBOR + 1.30%), 1.448%, 9/25/50	209,082	209,246
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 DAY AVERAGE SOFR + 1.30%), 1.382%, 10/25/50	55,000	55,017
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.098%, 8/25/28	261,987	280,128
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.898%, 8/25/28	751,596	790,585
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.148%, 9/25/28	755,509	797,889
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	344,948	362,591
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	696,948	743,622
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	731,817	768,314
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	159,011	162,314
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 11/25/24	56,478	57,714
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.048%, 11/25/24	139,066	142,581
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	518,493	538,427
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.498%, 5/25/29	133,718	138,795
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.448%, 2/25/25	61,532	62,476
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 4/25/29	253,043	261,823
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/29	966,000	1,003,506
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	68,948	69,981
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	131,305	133,254
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	693,020	712,927
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.048%, 7/25/24	143,203	142,792
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.348%, 1/25/30	34,277	34,384
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.398%, 7/25/29	160,000	162,916
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	68,494	68,451
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.298%, 11/25/39	184,209	180,939
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.198%, 1/25/40	713,000	707,630
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.748%, 10/25/28 (Bermuda)	84,046	83,133
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	447,524	450,657
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	300,274	300,874
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	286,589	287,449
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.948%, 2/25/34	415,376	408,825
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.64%, 2/25/35(WAC)	101,921	105,872
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.973%, 8/25/34	144,282	139,953
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.976%, 8/26/47(WAC)	100,000	96,205
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	277,393	278,880
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.198%, 10/25/34	290,000	282,285
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	209,263
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	505,588
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.998%, 5/25/47	462,241	360,483
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.328%, 1/25/37	120,725	105,590
Towd Point Mortgage Trust 144A
Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	188,496
Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	247,150	250,253
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 3.655%, 6/25/34(WAC)	180,519	182,998
FRB Ser. 05-AR10, Class 1A3, 3.053%, 9/25/35(WAC)	216,730	219,360
FRB Ser. 05-AR12, Class 1A8, 2.917%, 10/25/35(WAC)	366,853	362,789
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.108%, 7/25/45	169,644	161,212
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 0.948%, 8/25/45	202,434	188,830

		21,988,591

Total mortgage-backed securities (cost $56,203,018)		$53,569,443

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
	Principal amount	Value
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)	$450,000	$481,500
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	390,000	434,208
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	250,000	295,003
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	344,000	412,800
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	646,000	752,590
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)	710,000	825,049
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	935,008
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	233,754
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	959,043
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,005,000	1,130,625
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	470,000	635,092
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	290,000	342,439
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	862,000	1,130,306
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	400,000	467,004
Peru (Republic of) sr. unsec. bonds 8.75%, 11/21/33 (Peru)	370,000	631,779
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)	90,000	141,525
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	603,000	643,106
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	785,000	880,181
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	324,374
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	243,000	248,832
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	210,000	339,940
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	340,000	32,300
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	550,000	52,250

Total foreign government and agency bonds and notes (cost $11,298,808)		$12,328,708

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.107%, 7/25/24	$443,000	$444,108
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.048%, 10/25/53	217,000	217,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.953%, 11/25/53	131,000	131,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	1,080,000	1,079,325
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	788,231
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	498,000	499,353
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), zero %, 7/15/21	769,000	769,000
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	167,995	167,995
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.893%, 9/7/21	529,000	529,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.643%, 10/10/21	492,000	492,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.513%, 12/10/21	488,000	488,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	496,000	496,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.978%, 3/26/21	1,108,000	1,108,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22(WAC)	470,000	472,350
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.749%, 1/25/46	511,769	511,014

Total asset-backed securities (cost $8,181,705)		$8,192,376

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	$27,477	$27,021
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	85,000	84,911
Arches Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.50%, 11/24/27	150,000	149,893
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	178,525	173,888
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/24	68,929	66,533
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	134,250	134,292
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	44,750	44,764
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	41,744	41,718
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	50,000	51,938
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	483,788	486,206
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	38,867	38,721
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	220,000	218,350
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	85,000	85,080
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	72,750	72,326
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	40,000	39,940
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	212,756	212,290
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.398%, 6/30/25	147,066	144,782
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	50,000	49,125
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	24,073	24,023
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	58,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	53,054	49,473
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.733%, 6/26/26	65,000	63,646
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.233%, 6/26/25	182,483	182,084
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.397%, 12/17/26	408,967	408,399
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	140,718	137,024
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.153%, 3/2/27	298,500	296,368
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.147%, 3/9/27	48,993	48,604

Total senior loans (cost $3,382,632)		$3,389,899

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	2,035	55,047

Total preferred stocks (cost $50,875)		$55,047

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(S)	489	$636,238
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	787	$943,353

Total convertible preferred stocks (cost $1,314,207)		$1,579,591

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Dec-21/4150.00	7,252,971	1,931	$177,364

Total purchased options outstanding (cost $144,825)				$177,364

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$119,154

Total convertible bonds and notes (cost $120,757)		$119,154

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	401	$2,731

Total warrants (cost $1,987)				$2,731

SHORT-TERM INVESTMENTS (8.3%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.14%(AFF)	Shares	6,946,910	$6,946,910
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	60,497,205	60,497,205
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,200,000	1,200,000
U.S. Treasury Bills 0.088%, 2/2/21(SEG)(SEGCCS)		$4,800,000	4,799,701
U.S. Treasury Bills 0.090%, 1/5/21(SEG)(SEGCCS)		2,000,000	2,000,000
U.S. Treasury Bills 0.090%, 2/16/21(SEG)(SEGSF)(SEGCCS)		2,500,000	2,499,792
U.S. Treasury Bills 0.076%, 3/18/21(SEG)(SEGCCS)		7,500,000	7,498,936
U.S. Treasury Bills 0.077%, 3/25/21(SEG)(SEGCCS)		5,500,000	5,499,082
U.S. Treasury Bills 0.086%, 4/15/21(SEGCCS)		200,000	199,955

Total short-term investments (cost $91,141,237)			$91,141,581
TOTAL INVESTMENTS

Total investments (cost $1,147,364,091)			$1,331,425,930

	FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $164,019,663) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	1/20/21	$168,484	$139,149	$(29,335)
		Canadian Dollar	Sell	1/20/21	772,155	738,675	(33,480)
		Chinese Yuan (Offshore)	Sell	2/18/21	447,269	437,253	(10,016)
		Euro	Buy	3/17/21	3,998,843	3,981,727	17,116
		Hong Kong Dollar	Sell	2/17/21	846,994	846,753	(241)
		Japanese Yen	Buy	2/17/21	1,439,899	1,433,917	5,982
		Mexican Peso	Buy	1/20/21	34,724	41,858	(7,134)
		New Zealand Dollar	Sell	1/20/21	435,052	392,540	(42,512)
		Swedish Krona	Buy	3/17/21	1,945,166	1,911,910	33,256
	Barclays Bank PLC
		British Pound	Buy	3/17/21	821,416	811,603	9,813
		Canadian Dollar	Sell	1/20/21	709,458	708,844	(614)
		Euro	Sell	3/17/21	2,304,963	2,294,128	(10,835)
		Hong Kong Dollar	Buy	2/17/21	267,723	267,660	63
		Japanese Yen	Buy	2/17/21	1,148,207	1,133,859	14,348
		New Zealand Dollar	Sell	1/20/21	137,942	174,533	36,591
		Swedish Krona	Sell	3/17/21	916,837	900,355	(16,482)
	Citibank, N.A.
		Australian Dollar	Sell	1/20/21	222,615	211,469	(11,146)
		British Pound	Sell	3/17/21	981,759	973,039	(8,720)
		Canadian Dollar	Buy	1/20/21	783,546	778,192	5,354
		Chilean Peso	Sell	1/20/21	3,092	54,124	51,032
		Danish Krone	Sell	3/17/21	362,794	361,105	(1,689)
		Euro	Sell	3/17/21	1,729,855	1,720,062	(9,793)
		Japanese Yen	Buy	2/17/21	403,372	398,398	4,974
		New Zealand Dollar	Sell	1/20/21	1,418,488	1,345,031	(73,457)
		Swedish Krona	Sell	3/17/21	435,095	427,218	(7,877)
	Credit Suisse International
		Australian Dollar	Buy	1/20/21	819,826	749,676	70,150
		British Pound	Sell	3/17/21	985,590	970,822	(14,768)
		Canadian Dollar	Sell	1/20/21	207,102	197,217	(9,885)
		Euro	Sell	3/17/21	777,131	773,364	(3,767)
		New Zealand Dollar	Buy	1/20/21	210,474	194,371	16,103
		Swiss Franc	Sell	3/17/21	867,299	863,433	(3,866)
	Goldman Sachs International
		Australian Dollar	Buy	1/20/21	4,336,397	4,138,199	198,198
		British Pound	Buy	3/17/21	231,895	228,422	3,473
		Canadian Dollar	Buy	1/20/21	3,778,119	3,695,054	83,065
		Chinese Yuan (Offshore)	Buy	2/18/21	2,408,294	2,377,884	30,410
		Euro	Sell	3/17/21	185,014	184,124	(890)
		Hong Kong Dollar	Sell	2/17/21	211,784	211,751	(33)
		Japanese Yen	Buy	2/17/21	42,210	43,417	(1,207)
		New Taiwan Dollar	Buy	2/17/21	858	14,246	(13,388)
		New Zealand Dollar	Sell	1/20/21	4,489,754	4,344,436	(145,318)
		Norwegian Krone	Buy	3/17/21	509,959	501,216	8,743
		Swedish Krona	Buy	3/17/21	4,197,087	4,121,685	75,402
		Swiss Franc	Sell	3/17/21	1,841,454	1,835,365	(6,089)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/20/21	614,407	544,284	70,123
		British Pound	Buy	3/17/21	997,766	976,713	21,053
		Canadian Dollar	Sell	1/20/21	163,026	168,499	5,473
		Chinese Yuan (Offshore)	Sell	2/18/21	1,793,616	1,760,491	(33,125)
		Euro	Buy	3/17/21	1,945,949	1,937,194	8,755
		Hong Kong Dollar	Sell	2/17/21	1,824,560	1,824,088	(472)
		Indian Rupee	Buy	2/17/21	828,045	815,863	12,182
		Indian Rupee	Sell	2/17/21	833,788	812,395	(21,393)
		Japanese Yen	Buy	2/17/21	1,016,705	1,001,883	14,822
		New Zealand Dollar	Sell	1/20/21	617,247	605,825	(11,422)
		Norwegian Krone	Buy	3/17/21	365,154	359,958	5,196
		South Korean Won	Buy	2/17/21	887,001	830,979	56,022
		South Korean Won	Sell	2/17/21	858,097	840,571	(17,526)
		Swedish Krona	Buy	3/17/21	181,433	178,182	3,251
		Swiss Franc	Sell	3/17/21	1,398,975	1,389,019	(9,956)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/20/21	1,615,671	1,546,237	69,434
		British Pound	Buy	3/17/21	2,743,074	2,706,276	36,798
		Canadian Dollar	Sell	1/20/21	1,455,765	1,414,604	(41,161)
		Chinese Yuan (Offshore)	Buy	2/18/21	7,360	9,621	(2,261)
		Euro	Sell	3/17/21	3,858,981	3,837,989	(20,992)
		Indian Rupee	Buy	2/17/21	828,044	815,534	12,510
		Indian Rupee	Sell	2/17/21	833,788	813,043	(20,745)
		Japanese Yen	Buy	2/17/21	763,187	761,249	1,938
		New Taiwan Dollar	Buy	2/17/21	849,375	852,196	(2,821)
		New Taiwan Dollar	Sell	2/17/21	850,198	847,272	(2,926)
		New Zealand Dollar	Sell	1/20/21	1,671,705	1,640,259	(31,446)
		Norwegian Krone	Sell	3/17/21	47,864	47,163	(701)
		Singapore Dollar	Buy	2/17/21	183,269	177,429	5,840
		South Korean Won	Buy	2/17/21	885,067	826,010	59,057
		South Korean Won	Sell	2/17/21	858,097	841,102	(16,995)
		Swedish Krona	Buy	3/17/21	786,285	772,147	14,138
		Swiss Franc	Buy	3/17/21	944,045	942,239	1,806
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/20/21	3,868,575	3,695,036	173,539
		British Pound	Buy	3/17/21	2,141,647	2,099,574	42,073
		Canadian Dollar	Buy	1/20/21	1,433,608	1,368,775	64,833
		Euro	Sell	3/17/21	1,509,845	1,506,875	(2,970)
		Japanese Yen	Buy	2/17/21	4,205,857	4,165,703	40,154
		New Zealand Dollar	Buy	1/20/21	1,554,918	1,444,493	110,425
		Norwegian Krone	Buy	3/17/21	181,277	178,651	2,626
		Swedish Krona	Buy	3/17/21	532,514	495,937	36,577
		Swiss Franc	Sell	3/17/21	1,426,934	1,426,268	(666)
	NatWest Markets PLC
		Australian Dollar	Buy	1/20/21	4,385,362	4,209,741	175,621
		British Pound	Sell	3/17/21	1,448,149	1,437,346	(10,803)
		Canadian Dollar	Buy	1/20/21	545,332	525,987	19,345
		Euro	Buy	3/17/21	582,940	580,172	2,768
		Hong Kong Dollar	Sell	2/17/21	211,487	211,425	(62)
		Japanese Yen	Buy	2/17/21	1,845,914	1,827,999	17,915
		New Zealand Dollar	Sell	1/20/21	3,616,269	3,509,968	(106,301)
		Norwegian Krone	Sell	3/17/21	576,514	561,030	(15,484)
		Swedish Krona	Sell	3/17/21	90,278	77,193	(13,085)
		Swiss Franc	Sell	3/17/21	590,311	589,066	(1,245)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/20/21	1,860,263	1,863,227	(2,964)
		British Pound	Sell	3/17/21	2,271,618	2,243,939	(27,679)
		Canadian Dollar	Sell	1/20/21	12,021	36,790	24,769
		Euro	Sell	3/17/21	10,639,027	10,594,032	(44,995)
		Hong Kong Dollar	Sell	2/17/21	3,291,683	3,290,818	(865)
		Japanese Yen	Sell	2/17/21	2,138,955	2,131,909	(7,046)
		New Zealand Dollar	Sell	1/20/21	96,423	76,270	(20,153)
		Norwegian Krone	Sell	3/17/21	202,883	200,595	(2,288)
		Swedish Krona	Buy	3/17/21	471,805	471,994	(189)
		Swiss Franc	Sell	3/17/21	1,746,823	1,743,892	(2,931)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/20/21	708,172	659,567	48,605
		British Pound	Sell	3/17/21	117,247	115,496	(1,751)
		Canadian Dollar	Sell	1/20/21	970,771	931,930	(38,841)
		Euro	Sell	3/17/21	3,814,686	3,792,462	(22,224)
		Japanese Yen	Buy	2/17/21	1,713,285	1,695,153	18,132
		New Zealand Dollar	Sell	1/20/21	220,548	203,663	(16,885)
		Norwegian Krone	Buy	3/17/21	1,152,142	1,131,808	20,334
		Swedish Krona	Sell	3/17/21	219,542	215,593	(3,949)
		Swiss Franc	Sell	3/17/21	745,728	743,068	(2,660)
	UBS AG
		Australian Dollar	Sell	1/20/21	227,704	137,974	(89,730)
		Australian Dollar	Buy	3/15/21	1,172,297	1,088,932	83,365
		Australian Dollar	Sell	3/15/21	1,172,297	1,096,670	(75,627)
		British Pound	Sell	3/17/21	637,678	628,238	(9,440)
		Canadian Dollar	Buy	1/20/21	1,211,343	1,166,982	44,361
		Euro	Buy	3/17/21	1,526,241	1,517,357	8,884
		Hong Kong Dollar	Sell	2/17/21	1,049,657	1,049,399	(258)
		Japanese Yen	Buy	2/17/21	3,781,222	3,736,505	44,717
		New Zealand Dollar	Sell	1/20/21	2,662,192	2,702,075	39,883
		Norwegian Krone	Sell	3/17/21	34,234	33,720	(514)
		Swedish Krona	Buy	3/17/21	1,357,697	1,333,616	24,081
		Swiss Franc	Buy	3/17/21	569,823	570,294	(471)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/20/21	476,536	478,566	(2,030)
		British Pound	Buy	3/17/21	114,100	112,085	2,015
		Canadian Dollar	Buy	1/20/21	763,198	736,506	26,692
		Chinese Yuan (Offshore)	Buy	2/18/21	7,360	9,629	(2,269)
		Euro	Sell	3/17/21	667,004	666,808	(196)
		Japanese Yen	Buy	2/17/21	2,583,866	2,551,588	32,278
		New Zealand Dollar	Sell	1/20/21	1,572,260	1,524,876	(47,384)

	Unrealized appreciation						2,166,463

	Unrealized (depreciation)						(1,270,439)

	Total						$896,024
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	403	$43,272,629	$42,935,620	Mar-21	$(698,868)
Russell 2000 Index E-Mini (Long)	239	23,599,517	23,598,860	Mar-21	746,082
S&P 500 Index E-Mini (Long)	131	24,602,259	24,554,640	Mar-21	524,621
S&P 500 Index E-Mini (Short)	887	166,581,705	166,259,280	Mar-21	(3,732,521)
S&P Mid Cap 400 Index E-Mini (Long)	1	230,662	230,350	Mar-21	428
S&P Mid Cap 400 Index E-Mini (Short)	64	14,762,368	14,742,400	Mar-21	(435,012)
U.S. Treasury Bond 30 yr (Long)	118	20,436,125	20,436,125	Mar-21	(192,141)
U.S. Treasury Bond Ultra 30 yr (Long)	223	47,624,438	47,624,438	Mar-21	(896,642)
U.S. Treasury Bond Ultra 30 yr (Short)	3	640,688	640,688	Mar-21	12,439
U.S. Treasury Note 2 yr (Long)	410	90,600,390	90,600,390	Mar-21	83,843
U.S. Treasury Note 2 yr (Short)	254	56,128,047	56,128,047	Mar-21	(54,150)
U.S. Treasury Note 5 yr (Long)	714	90,081,141	90,081,141	Mar-21	205,949
U.S. Treasury Note 5 yr (Short)	22	2,775,609	2,775,609	Mar-21	(6,253)
U.S. Treasury Note 10 yr (Long)	293	40,456,891	40,456,891	Mar-21	40,794
U.S. Treasury Note Ultra 10 yr (Short)	22	3,439,906	3,439,906	Mar-21	16,107

Unrealized appreciation					1,630,263

Unrealized (depreciation)					(6,015,587)

Total					$(4,385,324)

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $51,365) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Dec-21/$4500.00	$7,252,971	$1,931	$54,066

Total				$54,066

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20 (proceeds receivable $114,469,375) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/51	$1,000,000	1/21/21	$1,059,844
Government National Mortgage Association, 3.00%, 1/1/51	46,000,000	1/21/21	48,102,343
Uniform Mortgage-Backed Securities, 3.50%, 1/1/51	1,000,000	1/14/21	1,057,344
Uniform Mortgage-Backed Securities, 3.00%, 1/1/51	4,000,000	1/14/21	4,191,250
Uniform Mortgage-Backed Securities, 2.50%, 1/1/51	20,000,000	1/14/21	21,084,376
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	30,000,000	1/14/21	31,171,875
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	8,000,000	1/14/21	8,083,750

Total			$114,750,782

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$34,955,000	$39,080	(E)	$(33,053)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	$6,026
		43,993,000	20,105	(E)	(70,614)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,510)
		11,998,000	5,483	(E)	18,917	3/17/26	3 month USD-LIBOR-BBA — Quarterly	0.45% — Semiannually	13,434
		15,476,000	77,055	(E)	(116,903)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,848)
		40,485,000	201,575	(E)	303,224	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	101,651
		2,810,000	118,607	(E)	(135,206)	3/17/51	1.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,599)
		13,631,000	575,351	(E)	657,671	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	82,320

	Total				$624,036				$96,474
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$395,510	$395,510	$—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	$878
	13,930	13,914	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	16
	11,855	11,863	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(39)
	138,165	138,253	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(461)
	3,837	3,775	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10)
	24,643	23,987	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(289)
	7,263	7,069	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(85)
	2,414	2,348	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(30)
	7,073	6,946	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	15
	296	287	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5)
	Citibank, N.A.
	127,392	127,392	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	283
	Goldman Sachs International
	14,168,483	14,283,768	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	114,588
	25,430,140	25,754,363	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	353,502
	25,709,895	25,941,039	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(255,845)
	6,730	6,734	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(22)
	8,100	8,105	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(27)
	149,153	149,248	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(498)
	6,002	5,839	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(75)
	6,002	5,839	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(75)
	5,108	5,062	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	20
	926	898	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(16)
	JPMorgan Securities LLC
	14,418	14,026	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	181
	31,906	31,056	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	374

Upfront premium received			—	Unrealized appreciation			469,857

	Upfront premium (paid)		—	Unrealized (depreciation)			(257,477)

		Total	$—			Total	$212,380
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Merck KGaA (Germany)	Health care	3,799	$652,367	4.57%
PerkinElmer, Inc.	Health care	4,451	638,705	4.47%
Mettler-Toledo International, Inc.	Health care	553	630,590	4.41%
Waters Corp.	Health care	2,379	588,690	4.12%
Agilent Technologies, Inc.	Technology	4,945	585,989	4.10%
Thermo Fisher Scientific, Inc.	Health care	1,237	576,345	4.03%
IQVIA Holdings, Inc.	Health care	3,150	564,373	3.95%
Zoetis, Inc.	Health care	3,197	529,098	3.70%
Pfizer, Inc.	Health care	13,474	495,963	3.47%
Alexion Pharmaceuticals, Inc.	Health care	3,054	477,140	3.34%
Viatris, Inc.	Health care	25,349	475,039	3.33%
Merck & Co., Inc.	Health care	5,725	468,322	3.28%
Illumina, Inc.	Health care	1,203	445,150	3.12%
Ipsen SA (France)	Health care	5,286	439,158	3.07%
Johnson & Johnson	Health care	2,645	416,298	2.91%
GlaxoSmithKline PLC (United Kingdom)	Health care	21,055	386,245	2.70%
AbbVie, Inc.	Health care	3,556	381,056	2.67%
Sanofi (France)	Health care	3,800	365,897	2.56%
Perrigo Co. PLC	Health care	7,801	348,860	2.44%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	4,893	329,373	2.31%
Bayer AG (Germany)	Health care	5,366	316,172	2.21%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	20,420	301,220	2.11%
Bristol-Myers Squibb Co.	Health care	4,633	287,397	2.01%
CSL, Ltd. (Australia)	Health care	1,245	272,030	1.90%
Biogen, Inc.	Health care	1,083	265,122	1.86%
AstraZeneca PLC (United Kingdom)	Health care	2,558	256,121	1.79%
Sartorius Stedim Biotech (France)	Health care	718	255,807	1.79%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	24,033	231,917	1.62%
Amgen, Inc.	Health care	984	226,305	1.58%
Galenica AG (Switzerland)	Health care	1,390	218,627	1.53%
Gilead Sciences, Inc.	Health care	3,410	198,654	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	3,314	196,784	1.38%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	4,709	171,277	1.20%
Eli Lilly and Co.	Health care	957	161,567	1.13%
Galapagos NV (Belgium)	Health care	1,516	149,245	1.04%
Eisai Co., Ltd. (Japan)	Health care	1,899	135,586	0.95%
Shionogi & Co., Ltd. (Japan)	Health care	2,259	123,279	0.86%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	3,439	118,353	0.83%
H Lundbeck A/S (Denmark)	Health care	2,922	100,300	0.70%
Astellas Pharma, Inc. (Japan)	Health care	5,512	85,097	0.60%
UCB SA (Belgium)	Health care	745	77,032	0.54%
Incyte Corp.	Health care	797	69,295	0.49%
Grifols SA (Spain)	Health care	2,168	63,346	0.44%
Eurofins Scientific (Luxembourg)	Health care	593	49,767	0.35%
Novartis AG (Switzerland)	Health care	420	39,727	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	1,145	39,187	0.27%
Regeneron Pharmaceuticals, Inc.	Health care	76	36,671	0.26%
Recordati SpA (Italy)	Health care	330	18,281	0.13%
Orion Oyj Class B (Finland)	Health care	341	15,673	0.11%
Vertex Pharmaceuticals, Inc.	Health care	58	13,774	0.10%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Fortescue Metals Group, Ltd. (Australia)	Basic materials	10,937	$197,552	0.77%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	5,686	173,787	0.67%
Peugeot SA (France)	Consumer cyclicals	5,971	163,183	0.63%
Citigroup, Inc.	Financials	2,635	162,497	0.63%
Discovery, Inc. Class C	Consumer cyclicals	6,130	160,550	0.62%
Cadence Design Systems, Inc.	Technology	1,157	157,874	0.61%
Lincoln National Corp.	Financials	3,100	155,949	0.61%
Woodside Petroleum, Ltd. (Australia)	Energy	8,754	153,470	0.60%
Fujitsu, Ltd. (Japan)	Technology	1,051	151,697	0.59%
Santos, Ltd. (Australia)	Energy	31,130	150,479	0.58%
Allstate Corp. (The)	Financials	1,361	149,600	0.58%
Ally Financial, Inc.	Financials	4,160	148,354	0.58%
Arrow Electronics, Inc.	Technology	1,523	148,196	0.58%
Toronto-Dominion Bank (Canada)	Financials	2,621	148,073	0.57%
GVC Holdings PLC (Isle of Man)	Consumer cyclicals	9,540	147,876	0.57%
ITOCHU Corp. (Japan)	Consumer staples	5,137	147,462	0.57%
Annaly Capital Management, Inc.	Financials	17,386	146,908	0.57%
Repsol SA (Spain)	Energy	14,461	145,743	0.57%
Invesco, Ltd.	Financials	8,352	145,573	0.57%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	5,607	143,652	0.56%
NN Group NV (Netherlands)	Financials	3,300	143,240	0.56%
Canadian Tire Corp., Ltd. (Canada)	Consumer cyclicals	1,087	142,904	0.55%
Nomura Holdings, Inc. (Japan)	Financials	27,001	142,515	0.55%
Fox Corp. Class A	Consumer cyclicals	4,873	141,894	0.55%
Mitsubishi Chemical Holdings Corp. (Japan)	Basic materials	23,417	141,559	0.55%
Royal Bank of Canada (Canada)	Financials	1,721	141,424	0.55%
Pandora A/S (Denmark)	Consumer cyclicals	1,260	140,890	0.55%
State Street Corp.	Financials	1,920	139,720	0.54%
Aurizon Holdings, Ltd. (Australia)	Transportation	46,421	139,574	0.54%
Principal Financial Group, Inc.	Financials	2,800	138,897	0.54%
Canadian Imperial Bank of Commerce (Canada)	Financials	1,622	138,522	0.54%
AGNC Investment Corp.	Financials	8,869	138,364	0.54%
Hologic, Inc.	Health care	1,895	138,014	0.54%
Logitech International SA (Switzerland)	Technology	1,421	137,951	0.54%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	4,851	136,942	0.53%
MetLife, Inc.	Financials	2,902	136,256	0.53%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	4,426	136,172	0.53%
Lennar Corp. Class A	Consumer cyclicals	1,785	136,104	0.53%
Givaudan SA (Switzerland)	Basic materials	32	136,063	0.53%
PulteGroup, Inc.	Consumer cyclicals	3,155	136,052	0.53%
Swisscom AG (Switzerland)	Communication services	252	135,773	0.53%
Roche Holding AG (Switzerland)	Health care	389	135,669	0.53%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	456	135,205	0.52%
AMETEK, Inc.	Conglomerates	1,116	134,937	0.52%
Knight-Swift Transportation Holdings, Inc.	Transportation	3,222	134,762	0.52%
Church & Dwight Co., Inc.	Consumer staples	1,544	134,679	0.52%
Ford Motor Co.	Consumer cyclicals	15,301	134,493	0.52%
Deutsche Bank AG (Germany)	Financials	12,285	134,309	0.52%
Paychex, Inc.	Technology	1,437	133,919	0.52%
Copart, Inc.	Consumer staples	1,047	133,261	0.52%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Slack Technologies, Inc. Class A	Technology	5,218	$220,389	0.85%
Walt Disney Co. (The)	Consumer cyclicals	924	167,492	0.65%
Renault SA (France)	Consumer cyclicals	3,770	164,715	0.63%
Square, Inc. Class A	Consumer cyclicals	754	164,192	0.63%
Sharp Corp./Japan (Japan)	Consumer cyclicals	10,729	162,508	0.63%
Cameco Corp. (Canada)	Basic materials	12,096	162,022	0.62%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	29,573	160,388	0.62%
Twilio, Inc. Class A	Technology	472	159,895	0.62%
Albemarle Corp.	Basic materials	1,070	157,811	0.61%
ThyssenKrupp AG (Germany)	Basic materials	15,819	156,996	0.61%
Hess Corp.	Energy	2,936	154,970	0.60%
Suncor Energy, Inc. (Canada)	Energy	9,138	153,277	0.59%
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	Financials	2,750	150,737	0.58%
Argenx SE (Netherlands)	Health care	507	149,979	0.58%
ASML Holding NV (Netherlands)	Technology	307	149,228	0.58%
MarketAxess Holdings, Inc.	Consumer cyclicals	259	147,658	0.57%
WPP PLC (United Kingdom)	Consumer cyclicals	13,378	146,356	0.56%
Bunge, Ltd.	Consumer staples	2,229	146,159	0.56%
Panasonic Corp. (Japan)	Consumer cyclicals	12,609	145,376	0.56%
Live Nation Entertainment, Inc.	Consumer cyclicals	1,973	145,002	0.56%
First Republic Bank	Financials	985	144,658	0.56%
Fast Retailing Co., Ltd. (Japan)	Consumer cyclicals	161	144,485	0.56%
AIA Group, Ltd. (Hong Kong)	Financials	11,759	144,102	0.56%
Exact Sciences Corp.	Health care	1,085	143,762	0.55%
Zurich Insurance Group AG (Switzerland)	Financials	340	143,648	0.55%
Arthur J. Gallagher & Co.	Financials	1,143	141,435	0.55%
Intact Financial Corp. (Canada)	Financials	1,191	141,003	0.54%
Marathon Petroleum Corp.	Energy	3,404	140,801	0.54%
Caterpillar, Inc.	Capital goods	766	139,446	0.54%
T-Mobile US, Inc.	Communication services	1,031	139,012	0.54%
Tradeweb Markets, Inc. Class A	Financials	2,223	138,832	0.54%
Jacobs Engineering Group, Inc.	Capital goods	1,261	137,449	0.53%
Analog Devices, Inc.	Technology	929	137,178	0.53%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	4,641	136,760	0.53%
Aon PLC	Financials	646	136,569	0.53%
American Express Co.	Financials	1,129	136,535	0.53%
Aeon Co., Ltd.	Consumer cyclicals	4,162	136,446	0.53%
ABB, Ltd. (Switzerland)	Capital goods	4,884	136,329	0.53%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	7,904	136,320	0.53%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	3,957	135,475	0.52%
Accor SA (France)	Consumer cyclicals	3,712	134,241	0.52%
Archer-Daniels-Midland Co.	Basic materials	2,656	133,904	0.52%
Emera, Inc. (Canada)	Utilities and power	3,120	132,609	0.51%
Camden Property Trust	Financials	1,320	131,884	0.51%
Cellnex Telecom, SA 144A (Spain)	Communication services	2,184	131,041	0.51%
Prologis, Inc.	Financials	1,313	130,833	0.50%
Markel Corp.	Financials	126	130,069	0.50%
Equity Lifestyle Properties, Inc.	Financials	2,050	129,883	0.50%
Edison International	Utilities and power	2,059	129,375	0.50%
UDR, Inc.	Financials	3,359	129,103	0.50%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$957	$14,000	$3,738	5/11/63	300 bp — Monthly	$(2,773)
	CMBX NA BBB-.6 Index	BB/P	1,868	31,000	8,277	5/11/63	300 bp — Monthly	(6,391)
	CMBX NA BBB-.6 Index	BB/P	3,828	62,000	16,554	5/11/63	300 bp — Monthly	(12,690)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	23,165	41,000	9,619	11/18/54	500 bp — Monthly	13,586
	CMBX NA BB.6 Index	B/P	27,399	191,000	81,041	5/11/63	500 bp — Monthly	(53,456)
	CMBX NA BB.7 Index	B+/P	21,179	415,000	161,435	1/17/47	500 bp — Monthly	(139,853)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	9,898	74,000	28,786	1/17/47	500 bp — Monthly	(18,816)
	CMBX NA BBB-.6 Index	BB/P	2,819	30,000	8,010	5/11/63	300 bp — Monthly	(5,174)
	CMBX NA BBB-.7 Index	BB+/P	11,936	151,000	30,019	1/17/47	300 bp — Monthly	(17,995)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	192	3,000	226	5/11/63	200 bp — Monthly	(32)
	CMBX NA A.6 Index	A/P	1,900	16,000	1,205	5/11/63	200 bp — Monthly	701
	CMBX NA A.6 Index	A/P	2,674	23,000	1,732	5/11/63	200 bp — Monthly	951
	CMBX NA A.6 Index	A/P	(65)	36,000	2,711	5/11/63	200 bp — Monthly	(2,762)
	CMBX NA A.6 Index	A/P	(378)	47,000	3,539	5/11/63	200 bp — Monthly	(3,899)
	CMBX NA A.6 Index	A/P	1,584	52,000	3,916	5/11/63	200 bp — Monthly	(2,311)
	CMBX NA A.6 Index	A/P	2,850	56,000	4,217	5/11/63	200 bp — Monthly	(1,345)
	CMBX NA A.6 Index	A/P	444	59,000	4,443	5/11/63	200 bp — Monthly	(3,976)
	CMBX NA A.6 Index	A/P	(113)	59,000	4,443	5/11/63	200 bp — Monthly	(4,533)
	CMBX NA A.6 Index	A/P	4,002	81,000	6,099	5/11/63	200 bp — Monthly	(2,066)
	CMBX NA A.6 Index	A/P	5,975	116,000	8,735	5/11/63	200 bp — Monthly	(2,714)
	CMBX NA A.6 Index	A/P	9,523	145,000	10,919	5/11/63	200 bp — Monthly	(1,339)
	CMBX NA A.6 Index	A/P	4,925	157,000	11,822	5/11/63	200 bp — Monthly	(6,836)
	CMBX NA A.6 Index	A/P	19,805	169,000	12,726	5/11/63	200 bp — Monthly	7,145
	CMBX NA A.6 Index	A/P	(106)	175,000	13,178	5/11/63	200 bp — Monthly	(13,216)
	CMBX NA A.6 Index	A/P	5,925	256,000	19,277	5/11/63	200 bp — Monthly	(13,252)
	CMBX NA A.7 Index	A-/P	1,462	29,000	2,430	1/17/47	200 bp — Monthly	(957)
	CMBX NA BBB-.6 Index	BB/P	545	8,000	2,136	5/11/63	300 bp — Monthly	(1,586)
	CMBX NA BBB-.6 Index	BB/P	678	13,000	3,471	5/11/63	300 bp — Monthly	(2,785)
	CMBX NA BBB-.6 Index	BB/P	4,655	43,000	11,481	5/11/63	300 bp — Monthly	(6,801)
	CMBX NA BBB-.6 Index	BB/P	2,226	46,000	12,282	5/11/63	300 bp — Monthly	(10,030)
	CMBX NA BBB-.6 Index	BB/P	4,663	54,000	14,418	5/11/63	300 bp — Monthly	(9,724)
	CMBX NA BBB-.6 Index	BB/P	5,992	71,000	18,957	5/11/63	300 bp — Monthly	(12,924)
	CMBX NA BBB-.6 Index	BB/P	9,260	84,000	22,428	5/11/63	300 bp — Monthly	(13,119)
	CMBX NA BBB-.6 Index	BB/P	8,439	100,000	26,700	5/11/63	300 bp — Monthly	(18,203)
	CMBX NA BBB-.6 Index	BB/P	51,397	548,000	146,316	5/11/63	300 bp — Monthly	(94,600)
	CMBX NA BBB-.6 Index	BB/P	57,205	761,000	203,187	5/11/63	300 bp — Monthly	(145,534)
	CMBX NA BBB-.7 Index	BB+/P	5,300	62,000	12,326	1/17/47	300 bp — Monthly	(6,990)
	CMBX NA BBB-.7 Index	BB+/P	5,793	68,000	13,518	1/17/47	300 bp — Monthly	(7,686)
	CMBX NA BBB-.7 Index	BB+/P	19,769	251,000	49,899	1/17/47	300 bp — Monthly	(29,984)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	770	7,000	527	5/11/63	200 bp — Monthly	246
	CMBX NA A.7 Index	A-/P	11,139	254,000	21,285	1/17/47	200 bp — Monthly	(10,048)
	CMBX NA BB.10 Index	BB-/P	7,783	97,000	33,669	5/11/63	500 bp — Monthly	(25,791)
	CMBX NA BB.7 Index	B+/P	112,621	230,000	89,470	1/17/47	500 bp — Monthly	23,374
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB/P	7,500	84,000	22,428	5/11/63	300 bp — Monthly	(14,879)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	17,681	72,000	30,550	5/11/63	500 bp — Monthly	(12,798)
	CMBX NA BB.6 Index	B/P	33,265	135,000	57,281	5/11/63	500 bp — Monthly	(23,884)
	CMBX NA BBB-.6 Index	BB/P	10,931	165,000	44,055	5/11/63	300 bp — Monthly	(33,028)

Upfront premium received			541,922		Unrealized appreciation			46,003

Upfront premium (paid)			(662)		Unrealized (depreciation)			(796,780)

	Total		$541,260				Total	$(750,777)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$183,000	$15,335	1/17/47	(200 bp) — Monthly	$13,907
	CMBX NA BB.10 Index	(4,696)	45,000	15,620	11/17/59	(500 bp) — Monthly	10,879
	CMBX NA BB.10 Index	(4,167)	38,000	13,190	11/17/59	(500 bp) — Monthly	8,986
	CMBX NA BB.11 Index	(17,620)	136,000	31,906	11/18/54	(500 bp) — Monthly	14,153
	CMBX NA BB.11 Index	(4,336)	46,000	10,792	11/18/54	(500 bp) — Monthly	6,411
	CMBX NA BB.11 Index	(1,787)	26,000	6,100	11/18/54	(500 bp) — Monthly	4,287
	CMBX NA BB.11 Index	(882)	17,000	3,988	11/18/54	(500 bp) — Monthly	3,090
	CMBX NA BB.11 Index	(867)	17,000	3,988	11/18/54	(500 bp) — Monthly	3,105
	CMBX NA BB.12 Index	(86)	1,000	211	8/17/61	(500 bp) — Monthly	124
	CMBX NA BB.8 Index	(3,725)	30,000	11,922	10/17/57	(500 bp) — Monthly	8,168
	CMBX NA BB.9 Index	(35,920)	348,000	117,624	9/17/58	(500 bp) — Monthly	81,365
	CMBX NA BB.9 Index	(6,258)	97,000	32,786	9/17/58	(500 bp) — Monthly	26,433
	CMBX NA BB.9 Index	(4,065)	63,000	21,294	9/17/58	(500 bp) — Monthly	17,168
	CMBX NA BB.9 Index	(1,492)	37,000	12,506	9/17/58	(500 bp) — Monthly	10,978
	CMBX NA BB.9 Index	(653)	18,000	6,084	9/17/58	(500 bp) — Monthly	5,414
	CMBX NA BB.9 Index	(589)	15,000	5,070	9/17/58	(500 bp) — Monthly	4,467
	CMBX NA BBB-.10 Index	(5,726)	24,000	2,966	11/17/59	(300 bp) — Monthly	(2,773)
	CMBX NA BBB-.10 Index	(5,167)	21,000	2,596	11/17/59	(300 bp) — Monthly	(2,584)
	CMBX NA BBB-.12 Index	(5,301)	26,000	2,054	8/17/61	(300 bp) — Monthly	(3,262)
	CMBX NA BBB-.12 Index	(5,415)	24,000	1,896	8/17/61	(300 bp) — Monthly	(3,533)
	CMBX NA BBB-.12 Index	(2,243)	11,000	869	8/17/61	(300 bp) — Monthly	(1,380)
	CMBX NA BBB-.10 Index	(39,624)	133,000	16,439	11/17/59	(300 bp) — Monthly	(23,263)
	CMBX NA BBB-.12 Index	(90,837)	288,000	22,752	8/17/61	(300 bp) — Monthly	(68,253)
	CMBX NA BBB-.12 Index	(34,504)	101,000	7,979	8/17/61	(300 bp) — Monthly	(26,584)
	CMBX NA BBB-.12 Index	(22,907)	65,000	5,135	8/17/61	(300 bp) — Monthly	(17,810)
	CMBX NA BBB-.12 Index	(19,380)	58,000	4,582	8/17/61	(300 bp) — Monthly	(14,832)
	CMBX NA BBB-.12 Index	(15,115)	43,000	3,397	8/17/61	(300 bp) — Monthly	(11,743)
	CMBX NA BBB-.12 Index	(14,363)	43,000	3,397	8/17/61	(300 bp) — Monthly	(10,991)
	CMBX NA BBB-.12 Index	(7,610)	40,000	3,160	8/17/61	(300 bp) — Monthly	(4,473)
	CMBX NA BBB-.12 Index	(4,912)	29,000	2,291	8/17/61	(300 bp) — Monthly	(2,638)
	CMBX NA BBB-.9 Index	(9,937)	42,000	4,994	9/17/58	(300 bp) — Monthly	(4,968)
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	32,627	11/17/59	(500 bp) — Monthly	21,358
	CMBX NA BB.10 Index	(12,542)	94,000	32,627	11/17/59	(500 bp) — Monthly	19,994
	CMBX NA BB.10 Index	(6,091)	49,000	17,008	11/17/59	(500 bp) — Monthly	10,870
	CMBX NA BB.7 Index	(53,129)	323,000	125,647	1/17/47	(500 bp) — Monthly	72,204
	CMBX NA BB.7 Index	(31,728)	172,000	66,908	1/17/47	(500 bp) — Monthly	35,013
	CMBX NA BB.7 Index	(2,136)	121,000	51,340	5/11/63	(500 bp) — Monthly	49,087
	CMBX NA BB.8 Index	(2,804)	16,000	6,358	10/17/57	(500 bp) — Monthly	3,539
	CMBX NA BB.9 Index	(33,583)	335,000	113,230	9/17/58	(500 bp) — Monthly	79,322
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,695)	85,000	36,066	5/11/63	(500 bp) — Monthly	27,287
	CMBX NA BB.7 Index	(3,481)	23,000	8,947	1/17/47	(500 bp) — Monthly	5,444
	CMBX NA BB.12 Index	(7,323)	20,000	4,216	8/17/61	(500 bp) — Monthly	(3,126)
	CMBX NA BB.6 Index	(18,117)	124,000	52,613	5/11/63	(500 bp) — Monthly	34,375
	CMBX NA BB.7 Index	(48,016)	284,000	110,476	1/17/47	(500 bp) — Monthly	62,184
	CMBX NA BB.7 Index	(50,559)	249,000	96,861	1/17/47	(500 bp) — Monthly	46,060
	CMBX NA BB.7 Index	(2,949)	18,000	7,002	1/17/47	(500 bp) — Monthly	4,035
	CMBX NA BB.8 Index	(1,699)	15,000	5,961	10/17/57	(500 bp) — Monthly	4,247
	CMBX NA BB.9 Index	(544)	14,000	4,732	9/17/58	(500 bp) — Monthly	4,175
	CMBX NA BB.9 Index	(595)	5,000	1,690	9/17/58	(500 bp) — Monthly	1,090
	CMBX NA BB.9 Index	(602)	5,000	1,690	9/17/58	(500 bp) — Monthly	1,083
	CMBX NA BBB-.12 Index	(18,237)	54,000	4,266	8/17/61	(300 bp) — Monthly	(14,002)
	CMBX NA BBB-.6 Index	(6,354)	127,000	33,909	5/11/63	(300 bp) — Monthly	27,481
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(66,537)	122,000	28,621	11/18/54	(500 bp) — Monthly	(38,035)
	CMBX NA BB.11 Index	(26,255)	51,000	21,639	5/11/63	(500 bp) — Monthly	(4,665)
	CMBX NA BB.12 Index	(57,668)	105,000	22,134	8/17/61	(500 bp) — Monthly	(35,636)
	CMBX NA BB.8 Index	(3,965)	8,000	3,179	10/17/57	(500 bp) — Monthly	(794)
	CMBX NA BBB-.10 Index	(4,123)	25,000	3,090	11/17/59	(300 bp) — Monthly	(1,048)
	CMBX NA BBB-.12 Index	(5,097)	25,000	1,975	8/17/61	(300 bp) — Monthly	(3,137)
	CMBX NA BBB-.12 Index	(4,406)	19,000	1,501	8/17/61	(300 bp) — Monthly	(2,916)
	CMBX NA BBB-.10 Index	(13,804)	49,000	6,056	11/17/59	(300 bp) — Monthly	(7,776)
	CMBX NA BBB-.10 Index	(13,109)	44,000	5,438	11/17/59	(300 bp) — Monthly	(7,696)
	CMBX NA BBB-.12 Index	(11,945)	36,000	2,844	8/17/61	(300 bp) — Monthly	(9,122)
	CMBX NA BBB-.6 Index	(63,940)	200,000	53,400	5/11/63	(300 bp) — Monthly	(10,657)
	CMBX NA BBB-.7 Index	(98,131)	418,000	83,098	1/17/47	(300 bp) — Monthly	(15,276)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	31,239	11/17/59	(500 bp) — Monthly	26,031
	CMBX NA BB.11 Index	(20,264)	41,000	9,619	11/18/54	(500 bp) — Monthly	(10,685)
	CMBX NA BB.9 Index	(5,532)	142,000	47,996	9/17/58	(500 bp) — Monthly	42,326
	CMBX NA BBB-.10 Index	(10,400)	48,000	5,933	11/17/59	(300 bp) — Monthly	(4,495)
	CMBX NA BBB-.7 Index	(2,376)	29,000	5,765	1/17/47	(300 bp) — Monthly	3,372
	CMBX NA BBB-.9 Index	(5,928)	32,000	3,805	9/17/58	(300 bp) — Monthly	(2,142)
	CMBX NA BBB-.9 Index	(2,964)	16,000	1,902	9/17/58	(300 bp) — Monthly	(1,071)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	13,717	1/17/47	(300 bp) — Monthly	6,647
	CMBX NA BB.10 Index	(4,719)	45,000	15,620	11/17/59	(500 bp) — Monthly	10,856
	CMBX NA BB.11 Index	(2,478)	26,000	6,100	11/18/54	(500 bp) — Monthly	3,597
	CMBX NA BB.12 Index	(19,200)	32,000	6,746	8/17/61	(500 bp) — Monthly	(12,486)
	CMBX NA BB.12 Index	(917)	13,000	2,740	8/17/61	(500 bp) — Monthly	1,811
	CMBX NA BB.12 Index	(735)	9,000	1,897	9/17/58	(500 bp) — Monthly	1,153
	CMBX NA BB.7 Index	(5,206)	27,000	10,503	1/17/47	(500 bp) — Monthly	5,270
	CMBX NA BB.8 Index	(4,944)	10,000	3,974	10/17/57	(500 bp) — Monthly	(979)
	CMBX NA BB.9 Index	(1,289)	26,000	8,788	9/17/58	(500 bp) — Monthly	7,474
	CMBX NA BB.9 Index	(1,758)	20,000	6,760	9/17/58	(500 bp) — Monthly	4,982
	CMBX NA BB.9 Index	(547)	14,000	4,732	9/17/58	(500 bp) — Monthly	4,171
	CMBX NA BB.9 Index	(1,213)	10,000	3,380	9/17/58	(500 bp) — Monthly	2,158
	CMBX NA BB.9 Index	(362)	9,000	3,042	9/17/58	(500 bp) — Monthly	2,671
	CMBX NA BB.9 Index	(606)	5,000	1,690	9/17/58	(500 bp) — Monthly	1,079
	CMBX NA BB.9 Index	(246)	4,000	1,352	9/17/58	(500 bp) — Monthly	1,102
	CMBX NA BB.9 Index	(243)	4,000	1,352	9/17/58	(500 bp) — Monthly	1,105
	CMBX NA BB.9 Index	(225)	3,000	1,014	9/17/58	(500 bp) — Monthly	786
	CMBX NA BBB-.10 Index	(8,045)	33,000	4,079	11/17/59	(300 bp) — Monthly	(3,986)
	CMBX NA BBB-.10 Index	(3,903)	18,000	2,225	11/17/59	(300 bp) — Monthly	(1,689)
	CMBX NA BBB-.10 Index	(4,021)	17,000	2,101	11/17/59	(300 bp) — Monthly	(1,929)
	CMBX NA BBB-.10 Index	(3,460)	16,000	1,978	11/17/59	(300 bp) — Monthly	(1,492)
	CMBX NA BBB-.10 Index	(2,296)	10,000	1,236	11/17/59	(300 bp) — Monthly	(1,066)
	CMBX NA BBB-.12 Index	(29,343)	126,000	9,954	8/17/61	(300 bp) — Monthly	(19,462)
	CMBX NA BBB-.12 Index	(3,339)	16,000	1,264	8/17/61	(300 bp) — Monthly	(2,084)
	CMBX NA BBB-.12 Index	(3,339)	16,000	1,264	8/17/61	(300 bp) — Monthly	(2,084)
	CMBX NA BBB-.12 Index	(5,149)	25,000	1,975	8/17/61	(300 bp) — Monthly	(3,188)
	CMBX NA BBB-.12 Index	(1,994)	6,000	474	8/17/61	(300 bp) — Monthly	(1,524)

	Upfront premium received	—			Unrealized appreciation		854,374

	Upfront premium (paid)	(1,230,075)			Unrealized (depreciation)		(423,335)

	Total	$(1,230,075)				Total	$431,039
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 35 Index	B+/P	$(441,194)	$10,754,000	$1,001,466	12/20/25	500 bp — Quarterly	$576,702
	NA IG Series 35 Index	BBB+/P	(2,440,503)	115,900,000	2,835,841	12/20/25	100 bp — Quarterly	430,752

	Total		$(2,881,697)					$1,007,454
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,095,287,120.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,683,287, or 0.2% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,149,590	$19,215,979	$16,418,659	$1,951	$6,946,910
	Putnam Short Term Investment Fund**	157,023,383	57,792,687	154,318,865	58,519	60,497,205

	Total Short-term investments	$161,172,973	$77,008,666	$170,737,524	$60,470	$67,444,115
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $6,946,910, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,809,543.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $15,059,798.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $292,971.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,413,899.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $267,320,822 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $122,133 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $179,212 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $292,971 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$10,554,555	$11,119,147	$—
Capital goods	27,996,116	5,414,924	—
Communication services	22,150,010	2,182,038	—
Conglomerates	3,189,768	—	—
Consumer cyclicals	65,766,437	14,950,658	—
Consumer staples	26,986,733	9,980,620	—
Energy	8,980,120	4,033,598	107
Financials	58,517,411	19,160,433	—
Health care	53,120,391	9,193,897	—
Technology	144,045,383	10,667,624	—
Transportation	7,217,942	1,887,350	—
Utilities and power	13,284,459	2,389,247	—

Total common stocks	441,809,325	90,979,536	107
Asset-backed securities	—	8,192,376	—
Convertible bonds and notes	—	119,154	—
Convertible preferred stocks	636,238	943,353	—
Corporate bonds and notes	—	268,258,973	81
Foreign government and agency bonds and notes	—	12,328,708	—
Mortgage-backed securities	—	53,569,443	—
Preferred stocks	—	55,047	—
Purchased options outstanding	—	177,364	—
Senior loans	—	3,389,899	—
U.S. government and agency mortgage obligations	—	359,593,815	—
U.S. treasury obligations	—	228,199	—
Warrants	2,731	—	—
Short-term investments	61,697,205	29,444,376	—

Totals by level	$504,145,499	$827,280,243	$188
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$896,024	$—
Futures contracts	(4,385,324)	—	—
Written options outstanding	—	(54,066)	—
TBA sale commitments	—	(114,750,782)	—
Interest rate swap contracts	—	(527,562)	—
Total return swap contracts	—	212,380	—
Credit default contracts	—	4,258,228	—

Totals by level	$(4,385,324)	$(109,965,778)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$1,000
Written equity option contracts (contract amount)	$1,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$232,800,000
Centrally cleared interest rate swap contracts (notional)	$166,700,000
OTC total return swap contracts (notional)	$80,700,000
OTC credit default contracts (notional)	$13,700,000
Centrally cleared credit default contracts (notional)	$129,500,000
Warrants (number of warrants)	400
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com